                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08759

                       The Laudus Variable Insurance Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver

                       The Laudus Variable Insurance Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1: REPORT(s) TO SHAREHOLDERS.

ANNUAL REPORT
December 31, 2005                                            (LAUDUS FUNDS LOGO)

                                                         COMMAND PERFORMANCE(TM)

Laudus Rosenberg VIT Value Long/Short Equity Fund


The Fund is a series of Laudus Variable Insurance Trust, which is an open-end management investment company.

Charles Schwab Investment Management, Inc. is the Manager to the Fund and AXA Rosenberg Investment Management LLC is the Sub-adviser.

Table of Contents

     1   MANAGEMENT'S DISCUSSION

     3   PERFORMANCE AND FUND FACTS

     5   FUND EXPENSES

     6   FINANCIAL STATEMENTS AND NOTES

    30   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
         FIRM

    31   APPROVALS OF INVESTMENT ADVISORY AND
         SUB-ADVISORY AGREEMENTS

    34   TRUSTEES AND OFFICERS

    36   DEFINITIONS, TERMS AND OTHER INFORMATION

The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"), an open-end management investment company. Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as Sub-adviser to the Fund. The Fund is distributed by ALPS DISTRIBUTORS, INC.

Management's Discussion for the one-year period ended December 31, 2005

MARKET OVERVIEW


The U.S. equity markets showed modest gains in 2005. Robust corporate earnings, resilient global growth, increased merger and acquisition activity, a benign economic environment, and a lack of significant geopolitical crises helped offset rising interest rates, higher energy costs, and environmental disasters to propel some U.S. market indexes to multi-year highs. For the year, the S&P 500 Index(R) returned just 4.9% as U.S. investors tried to cope with rising interest rates and increased fund flows to overseas markets.

It was another very positive year for commodities as many precious metals and base metals reached all time highs. Continued demand from China, supply disruptions and low stockpiles helped push the commodity market higher. Gold hit a twenty-four year peak and copper, zinc, and aluminum reached all time highs. On the back of the commodity rally this year, Energy was the best performing U.S. sector while Consumer Discretionary and Telecommunications were the main laggards. The Russell 1000(R) Growth Index returned 5.3%, the Russell 1000(R) Value Index returned 7.1% and the Russell 2000(R) Index, a major index for U.S. small-cap stocks, returned 4.5%.

The U.S. dollar ended the year at a much stronger level than had been anticipated when the year began. Positive interest rate differentials and repatriation of profits by U.S. companies taking advantage of a tax incentive supported the dollar as it eclipsed its major rivals for the year. The dollar gained 12.7% against the euro and 14.9% against the yen.

The U.S. economy grew this year at a rate greater than 3%, ignoring the impact of hurricanes, higher energy prices and rising interest rates. In spite of this positive economic news, the equity markets showed mediocre performance compared to global peers. U.S. investors were generally nervous about the domestic market as rising interest rates and natural disasters kept "animal spirits" well caged. The Federal Reserve Open Market Committee raised rates for the 13th consecutive time to 4.25%, although comments at the end of the year indicate that rate increases may be coming to an end. Stubbornly low long-term rates produced a conundrum for the Federal Reserve and a late-year yield inversion did not help the equity markets as history has shown this may indicate an impending recession.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND PERFORMANCE OVERVIEW

TOTAL RETURNS BELOW are for the one-year period ended 12/31/05. For performance details see pages 3-4.


LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND(1)
----------------------------------------------------
Class 2 shares  90-Day U.S. Treasury Bills (T-bills)
7.51%           3.34%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866.452.8387.

Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund's advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.

Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is obligated to buy the security on a later date so it can return the security to the lender. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss is theoretically unlimited.

Since risk in the Long/Short Funds relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. The full faith and credit of the U.S. government back an investment in 90-day T-bills. T-bills have a

                                Laudus Variable Insurance Trust Annual Report  1

Management's Discussion continued

fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

(1) Value-based investments are subject to the risk that the broad market may not recognize their value.

THE LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND The Laudus Rosenberg Value Long/Short Equity Fund (the Fund), Class 2 Shares, were up 7.51% during the year, outperforming its benchmark 90-day T-bill return of 3.34%. The Fund invests long in equities the manager deems attractive, and short in equities the manager deems unattractive. These positions are maintained to nearly equal dollar levels, but still result in exposures to general equity market characteristics like industry weights and style factors. In particular, the Fund has a modest long exposure both to Value characteristics and to factors consistent with near-terms earnings growth, such as recent price-performance, or Relative Strength. During 2005, the Fund benefited from these net long exposures. Another favorable element in the portfolio was an under-exposure to leverage: the Fund benefited from owning lower leverage stocks during the rising interest rate environment. Industry exposures were not a large contributor at the net level, but long positions in basic inputs such as Energy helped the fund, as did long positions in Insurance. The worst performer was a net short position in REITs, which have continued to thrive as long rates stay low despite the Federal Reserve's tightening campaign. The losses in REITs were offset somewhat by long positions in Construction & Homebuilding firms, which serves as a natural hedge. Contributions to return came from both the longs and short positions.

2  Laudus Variable Insurance Trust Annual Report

Performance and Fund Facts

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 12/31/05

PERFORMANCE OF A HYPOTHETICAL
$10,000 INVESTMENT IN CLASS 2 SHARES(1)
------------------------------------------------------------------------------------------------------------------------

Graphs

                                                                       CLASS 2 SHARES                     90-DAY T-BILLS
                                                                       --------------                     --------------
5/1/03                                                                     10,000                             10,000
12/03                                                                       9,640                             10,060
12/04                                                                       9,990                             10,210
12/05                                                                      10,740                             10,549

AVERAGE ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

CLASS AND INCEPTION DATE                                            1 YEAR        SINCE INCEPTION
Class 2 Shares (5/1/03)                                             7.51%              2.71%
90-day T-bills                                                      3.34%              2.02%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866.452.8387.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of Funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund uses the return that an investor could achieve through an investment in 3-month U.S. T-bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders, which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. T-bills because, among other differences, U.S. T-bills are backed by the full faith and credit of the U.S. Government, U.S. T-bills have a fixed rate of return, investors in U.S. T-bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. T-bills.

Value-based investments are subject to the risk that the broad market may not recognize their value.

(1) Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund's advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

                               Laudus Variable Insurance Trust Annual Report  3

Performance and Fund Facts  continued

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 12/31/05

                                                     Class 2
FUND OVERVIEW(1)                                     Shares
-------------------------------------------------------------
Inception Date                                      5/1/03
Total Net Assets ($ x 1,000)                        $144,730
Cusip                                               51855U102
NAV                                                 $10.74
Expense Ratio(2)                                    3.21%
Expense Ratio(3)                                    1.99%

FUND CHARACTERISTICS(1)               Long         Short
----------------------------------------------------------
Number of Securities                     906          501
Median Market Capitalization          $2,241       $2,600
  ($ x 1,000,000)
Portfolio Turnover                    122.98%      197.61%
  (One year trailing)
Price to Earnings (P/E)                20.66        83.85
Price to Book (P/B)                     2.12         2.80
Price to Cash Flow                     13.90        16.63
Beta                                    1.22         1.32
Return on Equity                       11.15%        3.35%
Five-Year Earnings Growth              28.90%       13.73%

TOP EQUITY HOLDINGS(1) % of Net Assets              Long
-------------------------------------------------------------
Celgene Corp.                                       1.2%
Darden Restaurants, Inc.                            1.0%
Cognizant Technology Solutions Corp., Class A       1.0%
Allegheny Technologies, Inc.                        0.9%
KB HOME                                             0.9%
A.G. Edwards, Inc.                                  0.9%
Beazer Homes USA, Inc.                              0.9%
SL Green Realty Corp.                               0.8%
BMC Software, Inc.                                  0.8%
Autoliv, Inc.                                       0.8%
TOTAL                                               9.2%
TOP EQUITY HOLDINGS(1) % of Net Assets              Short
-------------------------------------------------------------
E*TRADE Financial Corp.                             -1.1%
Smurfit-Stone Container Corp.                       -1.0%
Plum Creek Timber Co.                               -1.0%
Amylin Pharmaceuticals, Inc.                        -0.9%
Boston Properties, Inc.                             -0.9%
Janus Capital Group, Inc.                           -0.9%
ChoicePoint, Inc.                                   -0.9%
Willis Group Holdings Ltd.                          -0.9%
NCR Corp.                                           -0.9%
Tiffany & Co.                                       -0.9%
TOTAL                                               -9.4%

PORTFOLIO COMPOSITION(1) % of Net Assets
------------------------------------------------------------

SECTOR WEIGHTINGS--LONG HOLDINGS

PIE GRAPH

Consumer Discretionary                                                           25.3
Financials                                                                       19.7
Information Technology                                                           18.9
Industrials                                                                      12.8
Materials                                                                           7
Health Care                                                                       5.7
Energy                                                                            4.8
Consumer Staples                                                                  2.1
Utilities                                                                         2.1
Telecommunication Services                                                        1.6

PORTFOLIO COMPOSITION(1) % of Net Assets
------------------------------------------------------------

SECTOR WEIGHTINGS--SHORT POSITIONS

PIE GRAPH

Financials                                                                       25.4
Consumer Discretionary                                                           22.1
Information Technology                                                           18.8
Health Care                                                                      10.2
Industrials                                                                       9.3
Materials                                                                         6.8
Utilities                                                                         2.9
Consumer Staples                                                                  2.5
Energy                                                                              1
Telecommunication Services                                                          1

(1) Portfolio holdings are subject to change and may not represent current or future holdings.

(2) Reflects any applicable contractual limitations by Manager to waive its management fee and/or bear certain expenses. This amount includes dividend expense on securities sold short.

(3) Reflects any applicable contractual limitations by Manager to waive its management fee and/or bear certain expenses, exclusive of nonrecurring account fees, extraordinary expenses and dividend expenses on securities sold short.

4  Laudus Variable Insurance Trust Annual Report

Fund Expenses (Unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you may incur two types of costs: transactions costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value(LOGO)$1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period".

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's share class actual expense ratios and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. While this Fund does not currently have redemption fees, if it did and if such transactional cost were included, your costs would have been higher.

                                                                              BEGINNING        ENDING             EXPENSES
                                                         EXPENSE RATIO(1)   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING PERIOD(2)
                                                           (Annualized)       at 7/1/05      at 12/31/05      7/1/05 - 12/31/05
---------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
Class 2 Shares                                                   3.01%
  Actual Return                                                               $1,000.00       $1,014.16             $15.28
  Hypothetical 5% Return                                                      $1,000.00       $1,010.43             $15.25
---------------------------------------------------------------------------------------------------------------------------------

(1) Based on the most recent six-month expense ratio (including dividend expense) net of waiver; may differ from the expense ratio provided in Financial Highlights. Refer to financial notes for more information about the fund's expense.

(2) Expenses for each fund or share class are equal to that fund's or share class' annualized expense ratio, multiplied by the average account value for the hypothetical account over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

                                Laudus Variable Insurance Trust Annual Report  5

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND(A)
PORTFOLIO HOLDINGS as of December 31, 2005

HOLDINGS BY CATEGORY                      COST           VALUE
------------------------------------------------------------------
 90.8%     COMMON STOCK                113,654,647     131,436,621
  7.8%     SHORT-TERM INVESTMENTS       11,291,405      11,291,405
------------------------------------------------------------------
 98.6%     TOTAL INVESTMENTS           124,946,052(B)  142,728,026
(91.1)%    SHORT SALES                (130,148,416)   (131,911,780)
 91.7%     DEPOSITS WITH BROKER AND
           CUSTODIAN BANK FOR
           SECURITIES SOLD SHORT                       132,661,751
  0.8%     OTHER ASSETS AND
           LIABILITIES                                   1,251,567
------------------------------------------------------------------
100.0%     NET ASSETS                                  144,729,564

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
COMMON STOCK 90.8% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.6%
-----------------------------------------------------------------
American Italian Pasta Co., Class
  A                                     10,000         68,000
Andersons, Inc.                          3,152        135,788
Cagle's, Inc. *                            640          4,896
Diedrich Coffee, Inc. *                    460          2,231
Gold Kist, Inc. *                        8,768        131,081
Hain Celestial Group, Inc. *            13,300        281,428
Hansen Natural Corp. *                     762         60,053
J & J Snack Foods Corp.                    800         47,528
Lance, Inc.                              9,030        168,229
National Beverage Corp. *                3,700         36,149
Penford Corp.                            4,218         51,460
Pepsi Bottling Group, Inc.              11,500        329,015
PepsiAmericas, Inc.                     27,580        641,511
Pilgrim's Pride Corp. *                  2,460         81,574
Seaboard Corp.                             200        302,200
Seneca Foods Corp., Class B *              300          5,737
Tasty Baking Co.                         2,420         18,150
Zapata Corp. *                              80            462
                                                   --------------
                                                    2,365,492

AIRLINES 0.8%
-----------------------------------------------------------------
Air Methods Corp. *                      1,550         26,815
AirNet Systems, Inc. *                   5,500         18,755
Alaska Air Group, Inc. *                12,040        430,069
Macquaire Infrastructure Co.
  Trust                                 10,490        323,092
Mesa Air Group, Inc. *                       9             94
Republic Airways Holdings, Inc. *        6,989        106,233
SkyWest, Inc.                           14,470        388,664
                                                   --------------
                                                    1,293,722

AUTOS 2.2%
-----------------------------------------------------------------
Aftermarket Technology Corp. *           3,570         69,401
Autoliv, Inc.                           25,510      1,158,664
BorgWarner, Inc.                         3,485        211,296
Commercial Vehicle Group, Inc. *           780         14,648
Oshkosh Truck Corp.                     23,210      1,034,934
R&B, Inc. *                                580          5,498
Sequa Corp., Class A *                   2,030        140,172
Spartan Motors, Inc.                     5,791         59,589
Strattec Security Corp. *                  245          9,903
Supreme Industries, Inc., Class A        1,600         12,384

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Sypris Solutions, Inc.                   4,800         47,904
TRW Automotive Holdings Corp. *         17,909        471,902
                                                   --------------
                                                    3,236,295

BANKS & CREDIT INSTITUTIONS 4.0%
-----------------------------------------------------------------
1st Independence Financial Group,
  Inc.                                      40            740
Accredited Home Lenders Holding
  Co. *                                  7,525        373,089
Advanta Corp., Class A                     440         13,257
Ameriana Bancorp                            80          1,036
Ameris Bancorp                           1,100         21,824
BancFirst Corp.                             10            790
Bank of Granite Corp.                      100          1,853
Bank of Hawaii Corp.                    13,300        685,482
Bar Harbor Bankshares                        5            132
Berkshire Hills Bancorp, Inc.              660         22,110
Beverly Hills Bancorp, Inc.              3,980         41,273
BNCCORP, Inc. *                            200          2,550
BOE Financial Services of
  Virginia, Inc.                           300         10,620
Britton & Koontz Capital Corp.             700         14,770
Brunswick Bancorp *                        170          2,022
Camden National Corp.                      100          3,288
Capital Crossing Bank *                    100          3,340
Capitol Bancorp Ltd.                     2,600         97,344
Cardinal Financial Corp.                 1,992         21,912
Carver Bancorp, Inc.                       500          7,690
Cascade Financial Corp.                    400          7,101
Central Bancorp, Inc.                      100          2,793
Centrue Financial Corp. *                  200          5,320
CFS Bancorp, Inc.                          770         11,011
Citizens First Bancorp, Inc.             1,100         25,938
Citizens South Banking Corp.               119          1,418
Codorus Valley Bancorp, Inc.                10            194
Collegiate Funding Services *            5,950        117,513
Columbia Bancorp                           440          9,715
Community Bankshares, Inc.                 200          3,400
Community Capital Corp.                  1,636         36,156
Community Central Bank Corp.               210          2,730
Community Financial Corp.                  600         13,188
Community Shores Bank Corp. *               10            151
Community West Bancshares                  836         11,725
CompuCredit Corp. *                      8,045        309,572
Consumer Portfolio Services, Inc.
  *                                      8,200         47,134
Corus Bankshares, Inc.                   8,329        468,673
Cowlitz Bancorp *                          500          6,975
Dollar Financial Corp. *                   140          1,680
EFC Bancorp, Inc.                          100          3,435
Farmers Capital Bank Corp.                  17            523
Federal Agricultural Mortgage
  Corp., Class C                         2,430         72,730
Fidelity Southern Corp.                  2,200         39,380
Financial Institutions, Inc.             3,534         69,337
First Bancorp of Indiana, Inc.             200          4,400
First BancTrust Corp.                       20            245
First Citizens BancShares, Inc.,
  Class A                                  100         17,442
First Defiance Financial Corp.           1,476         39,985
First Federal Bancshares of
  Arkansas, Inc.                           320          7,776
First Federal Bancshares, Inc.             330          6,105

                                                            See financial notes.

6  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
First Federal Bankshares, Inc.             700         13,615
First Franklin Corp.                       200          3,202
First M&F Corp.                            300         10,200
First Merchants Corp.                      420         10,920
First Niagra Financial Group,
  Inc.                                  22,142        320,395
First Place Financial Corp.              3,700         88,985
First South Bancorp, Inc.                  300         10,596
First United Corp.                       3,300         70,059
First West Virginia Bancorp,
  Inc.                                     100          1,935
FirstBank NW Corp.                         840         26,804
FirstFed Bancorp, Inc.                     100          1,098
FirstFed Financial Corp. *               6,620        360,922
Flag Financial Corp                         90          1,517
FMS Financial Corp.                        110          1,931
FNB Corp.                                  500          9,475
GS Financial Corp.                         200          2,950
Guaranty Federal Bancshares,
  Inc.                                      10            279
Heartland Financial USA, Inc.              252          5,468
HF Financial Corp.                         800         15,180
HMN Financial, Inc.                        100          2,950
Home Federal Bancorp                       220          5,500
Hopfed Bancorp, Inc.                        40            634
Integra Bank Corp.                         400          8,536
Intervest Bancshares Corp. *             4,100        101,475
ITLA Capital Corp. *                     1,410         68,879
Lakeland Financial Corp.                   400         16,152
Leesport Financial Corp.                   500         12,000
LSB Bancshares, Inc.                       300          5,306
Matrix Bancorp, Inc. *                     500          9,446
Mayflower Co-operative Bank              1,200         16,488
Meta Financial Group, Inc.                 800         16,200
MetroCorp Bancshares, Inc.               1,194         35,510
MutualFirst Financial, Inc.                200          4,405
National Mercantile Bancorp *              600         11,694
NBC Capital Corp.                        3,260         77,555
New Hampshire Thrift Bancshares,
  Inc.                                     300          4,422
NewMil Bancorp, Inc.                     1,299         39,645
North Central Bancshares, Inc.             100          3,860
North Valley Bancorp                     1,860         33,145
Northrim BanCorp, Inc.                     100          2,345
OceanFirst Financial Corp.               2,600         59,176
Pamrapo Bancorp, Inc.                      100          2,155
Parkvale Financial Corp.                   100          2,820
Peoples Bancorp of North Carolina          630         14,203
Peoples Bancorp, Inc.                      100          2,108
Peoples BancTrust Co., Inc.                600         11,682
Peoples Financial Corp.                    101          1,702
PFF Bancorp, Inc.                           10            305
Pocahontas Bancorp, Inc.                   300          3,885
Premier Community Bankshares,
  Inc.                                   1,092         25,116
Provident Financial Holdings,
  Inc.                                   2,021         53,152
PSB Bancorp, Inc. *                      2,800         32,200
Pulaski Financial Corp.                    600         10,776
Renasant Corp.                           5,200        164,476
Republic Bancorp, Inc., Class A          3,110         66,710
Republic First Bancorp, Inc. *           2,128         27,983
River Valley Bancorp                         7            131
Riverview Bancorp, Inc.                    300          6,993
Simmons First National Corp.,
  Class A                                3,100         85,870

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
TD Banknorth, Inc.                      31,570        917,108
Team Financial, Inc.                       200          2,870
Timberland Bancorp, Inc.                   400          9,384
Tompkins Trustco, Inc.                   1,000         44,800
Tower Financial Corp. *                    463          7,964
United Bancorp, Inc., Ohio                 451          5,480
United Bancshares, Inc                      10            162
United Community Financial Corp.         3,050         36,021
United Financial Corp.                     375          7,781
United Security Bancshares, Inc.           140          3,753
Unity Bancorp, Inc.                      1,680         23,520
Wainwright Bank & Trust Co.                105          1,057
Washington Savings Bank, F.S.B.            410          3,567
WSFS Financial Corp.                     1,300         79,625
                                                   ----------
                                                    5,815,080

BASIC MINERALS & METALS 3.9%
-----------------------------------------------------------------
A.M. Castle & Co. *                      4,620        100,901
Aleris International, Inc. *             5,240        168,937
Allegheny Technologies, Inc.            37,030      1,336,042
Brush Engineered Materials, Inc.
  *                                      1,260         20,034
Commercial Metals Co.                   27,200      1,021,088
CommScope, Inc. *                        1,090         21,942
Freeport-McMoRan Copper & Gold,
  Inc., Class B                          7,900        425,020
Harsco Corp.                             1,100         74,261
Insteel Industries, Inc.                   200          3,312
L.B. Foster Co., Class A *                 400          5,950
Northwest Pipe Co. *                       700         18,760
NS Group, Inc. *                         8,880        371,273
Precision Castparts Corp.                2,600        134,706
Ryerson Tull, Inc.                       5,890        143,245
Southern Peru Copper Corp.              15,000      1,004,700
Superior Essex, Inc. *                   1,768         35,643
Universal Stainless & Alloy
  Products, Inc. *                       2,700         40,500
Walter Industries, Inc.                 13,400        666,248
                                                   ----------
                                                    5,592,562

BEER, LIQUOR, & TOBACCO 0.2%
-----------------------------------------------------------------
MGP Ingredients, Inc.                    8,400         99,120
UST, Inc. *                              3,700        151,071
                                                   ----------
                                                      250,191

BIOTECHNOLOGY 0.0%
-----------------------------------------------------------------
Harvard Bioscience, Inc. *               3,690         16,421

CELLULAR & WIRELESS 0.8%
-----------------------------------------------------------------
NII Holdings, Inc. *                       120          5,241
Telephone & Data Systems, Inc.          28,260      1,018,208
Telephone & Data Systems, Inc.,
  Special Shares                         3,380        116,982
                                                   ----------
                                                    1,140,431

CHEMICALS & RUBBER 1.3%
-----------------------------------------------------------------
A. Schulman, Inc.                        5,449        117,263
Arch Chemicals, Inc.                     6,920        206,908
Bairnco Corp.                              100            872
Eastman Chemical Co.                     2,087        107,669
H.B. Fuller Co.                          3,200        102,624
Hercules, Inc. *                        30,871        348,842

See financial notes.

                                Laudus Variable Insurance Trust Annual Report  7

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Hexcel Corp. *                           1,805         32,580
LESCO, Inc. *                            4,700         71,722
NewMarket Corp. *                          200          4,892
RPM International, Inc.                  7,000        121,590
Scotts Miracle-Gro Co., Class A          4,980        225,295
Sherwin-Williams Co.                     6,760        307,039
Stepan Co.                               1,500         40,335
Terra Industries, Inc. *                 8,412         47,107
Westlake Chemical Corp.                  6,500        187,265
                                                   ----------
                                                    1,922,003

COMMERCIAL AIRCRAFT & COMPONENTS 0.4%
-----------------------------------------------------------------
BE Aerospace, Inc. *                    24,400        536,800
Ladish Co., Inc. *                       2,000         44,700
                                                   ----------
                                                      581,500

COMMUNICATIONS UTILITIES 0.6%
-----------------------------------------------------------------
Atlantic Tele-Network, Inc.                100          4,190
CNET Networks, Inc. *                    2,355         34,595
CT Communications, Inc.                  6,899         83,754
D&E Communications, Inc.                 2,500         20,825
EarthLink, Inc. *                       40,091        445,411
General Communication, Inc. *            2,292         23,676
Golden Telecom, Inc.                     1,000         25,960
Hector Communications Corp.                200          5,660
Valor Communications Group, Inc.        11,120        126,768
Vignette Corp. *                         8,550        139,451
                                                   ----------
                                                      910,290

CONSTRUCTION & HOMEBUILDING 3.9%
-----------------------------------------------------------------
Beazer Homes USA, Inc.                  17,470      1,272,515
Brookfield Homes Corp.                   1,581         78,623
Centex Corp.                               300         21,447
Comfort Systems USA, Inc.                2,920         26,864
Insituform Technologies, Inc.,
  Class A *                              1,280         24,794
KB HOME                                 18,070      1,312,966
M.D.C. Holdings, Inc.                   13,900        861,522
Meadow Valley Corp. *                      710          8,222
Meritage Corp. *                         5,900        371,228
Pulte Homes, Inc.                        9,100        358,176
Ryland Group, Inc.                      11,100        800,643
Technical Olympic USA, Inc.              7,900        166,611
WCI Communities, Inc. *                 13,920        373,752
                                                   ----------
                                                    5,677,363

CONSTRUCTION MATERIALS 1.0%
-----------------------------------------------------------------
Ameron International Corp.                 300         13,674
Apogee Enterprises, Inc.                 1,100         17,842
Devcon International Corp. *               100          1,034
Eagle Materials, Inc.                    8,200      1,003,352
Eagle Materials, Inc., Class B              14          1,649
Lafarge North America, Inc.              4,400        242,088
MDU Resources Group, Inc.                1,500         49,110
Oil-Dri Corp. of America                 1,090         19,216
Patrick Industries, Inc. *                  86            911
Rock of Ages Corp.                         900          3,888
U.S. Concrete, Inc. *                    2,010         19,055
Vulcan Materials Co.                       600         40,650
                                                   ----------
                                                    1,412,469

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)

CONSUMER DURABLES 0.0%
-----------------------------------------------------------------
Thor Industries, Inc.                      410         16,429
Universal Electronics, Inc. *            3,153         54,326
                                                   ----------
                                                       70,755

DRUGS & PHARMACEUTICALS 3.1%
-----------------------------------------------------------------
Alpharma, Inc., Class A                 12,000        342,120
Celgene Corp. *                         26,076      1,689,725
Dade Behring Holdings, Inc.             25,019      1,023,027
E-Z-EM, Inc. *                           1,200         27,480
Endo Pharmaceutical Holdings,
  Inc. *                                21,344        645,869
Natural Alternative
  International, Inc. *                  3,300         21,384
Nature's Sunshine Products, Inc.         5,259         95,083
Schiff Nutrition International,
  Inc. *                                 1,700          8,653
United Therapeutics Corp. *              9,340        645,581
United-Guardian, Inc.                      300          2,670
                                                   ----------
                                                    4,501,592

ELECTRIC UTILITIES 1.6%
-----------------------------------------------------------------
Alliant Energy Corp.                    40,101      1,124,432
CH Energy Group, Inc.                    1,103         50,628
Cleco Corp.                                110          2,294
Duquesne Light Holdings, Inc.            2,220         36,230
Florida Public Utilities Co.             1,050         14,332
Foster Wheeler Ltd. *                   13,412        493,293
Green Mountain Power Corp.               1,000         28,770
Maine & Maritimes Corp.                     20            310
Westar Energy, Inc.                     17,510        376,465
Xcel Energy, Inc.                        9,490        175,185
                                                   ----------
                                                    2,301,939

FINANCIAL INVESTMENTS 0.9%
-----------------------------------------------------------------
American Capital Strategies Ltd.
  *                                     23,603        854,665
Electro Rent Corp. *                     2,344         34,949
ePlus, Inc. *                            2,380         32,920
KMG America Corp. *                      9,200         84,456
MCG Capital Corp.                       18,815        274,511
PICO Holdings, Inc. *                      731         23,582
Willis Lease Finance Corp. *             4,300         35,045
                                                   ----------
                                                    1,340,128

FOREST PRODUCTS & PAPER 0.2%
-----------------------------------------------------------------
CSS Industries, Inc.                     1,210         37,183
DSG International Ltd. *                   100            550
Lydall, Inc. *                           7,880         64,222
Mod-Pac Corp. *                            160          1,799
Nashua Corp. *                             800          5,616
Packaging Dynamics Corp.                 1,642         18,341
Universal Forest Products, Inc.          1,700         93,925
                                                   ----------
                                                      221,636

FURNITURE & HOUSEHOLD ITEMS 2.8%
-----------------------------------------------------------------
A.T. Cross Co., Class A *                1,100          4,455
Aaron Rents, Inc.                        3,310         64,214
Acuity Brands, Inc.                      1,650         52,470
Aldila, Inc.                               500         12,715
American Biltrite, Inc. *                  320          3,472
American Locker Group, Inc. *              300          1,782

                                                            See financial notes.

8  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Atlantis Plastics, Inc., Class A
  *                                        400          2,900
AZZ, Inc. *                              2,460         44,378
Bassett Furniture Industries,
  Inc.                                   2,653         49,081
Callaway Golf Co.                       28,460        393,886
Central Garden & Pet Co. *               5,266        241,920
Channell Commercial Corp. *                400          1,986
Chase Corp.                                700         10,115
Chromcraft Revington, Inc. *               930         12,183
Communications Systems, Inc.             2,110         25,911
Craftmade International, Inc.            2,193         43,882
Ethan Allen Interiors, Inc.              9,759        356,496
Genlyte Group, Inc. *                      544         29,142
Griffon Corp. *                          7,940        189,051
Herman Miller, Inc.                      6,393        180,219
JAKKS Pacific, Inc. *                    5,872        122,960
LSI Industries, Inc.                     4,233         66,289
Mity Enterprises, Inc. *                   410          7,306
Movado Group, Inc.                       8,460        154,818
Myers Industries, Inc.                  13,200        192,456
National Presto Industries, Inc.           630         27,941
Preformed Line Products Co.                275         11,767
Raven Industries, Inc.                     152          4,385
RC2 Corp. *                              1,183         42,020
Stanley Furniture Co., Inc.              6,500        150,670
Steelcase, Inc., Class A                23,830        377,229
Summa Industries                           700          5,460
The Lamson & Sessions Co. *              2,900         72,558
Thomas & Betts Corp. *                  24,470      1,026,761
Tredegar Corp.                           3,625         46,726
                                                   ----------
                                                    4,029,604

GAS & OTHER PUBLIC UTILITIES 0.4%
-----------------------------------------------------------------
Artesian Resources Corp., Class A          561         16,606
BIW Ltd.                                   500          8,975
California Water Service Group           2,380         90,987
Chesapeake Utilities Corp.               1,800         55,440
Connecticut Water Service Inc              129          3,162
Delta Natural Gas Co., Inc.                100          2,520
Laclede Group, Inc.                         80          2,337
NiSource, Inc.                              50          1,043
RGC Resources, Inc.                        200          5,052
SJW Corp.                                1,700         77,350
Southwest Water Co.                      3,966         56,751
Vectren Corp.                            6,910        187,675
Waste Industries USA, Inc.                 994         12,803
                                                   ----------
                                                      520,701

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
-----------------------------------------------------------------
Aerosonic Corp. *                          890          5,741
Herley Industries, Inc. *                5,810         95,923
Lowrance Electronics, Inc.               1,000         26,210
Textron, Inc.                               10            770
Todd Shipyards Corp.                       610         15,860
United Industrial Corp.                  3,790        156,792
                                                   ----------
                                                      301,296

HEALTH CARE & HOSPITAL 2.0%
-----------------------------------------------------------------
Allied Healthcare International,
  Inc. *                                13,972         85,788
Almost Family, Inc. *                      200          3,200
American Shared Hospital Services        2,500         15,700

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Five Star Quality Care, Inc. *           6,100         48,007
Health Net, Inc. *                      19,200        989,760
HealthTronics, Inc. *                      846          6,472
Humana, Inc. *                          11,440        621,535
MedCath Corp. *                          3,900         72,345
MEDTOX Scientific, Inc. *                4,400         33,352
National Healthcare Corp.                  265          9,906
Pediatric Services of America,
  Inc. *                                 1,750         24,727
Pediatrix Medical Group, Inc. *          9,640        853,815
Psychemedics Corp.                       1,490         20,562
RehabCare Group, Inc. *                  3,720         75,144
Res-Care, Inc. *                         3,900         67,743
                                                   ----------
                                                    2,928,056

INFORMATION & SERVICES 3.8%
-----------------------------------------------------------------
Ablest, Inc. *                             210          1,762
ABM Industries, Inc.                     7,830        153,076
Albany Molecular Research, Inc. *        1,104         13,414
Ambassadors Groups, Inc.                   800         18,312
American Retirement Corp. *              8,190        205,815
Butler International Inc *               2,700          9,045
Capital Title Group, Inc.               11,700         64,701
Carriage Services, Inc. *                7,740         38,700
Cass Information Systems, Inc.             495         16,434
CBIZ, Inc. *                             5,800         34,916
CDI Corp.                                5,600        153,440
CheckFree Corp. *                       25,099      1,152,044
Convergys Corp. *                        3,740         59,279
Cornell Cos., Inc. *                       456          6,302
Corrections Corp. of America *          11,530        518,504
CPI Corp.                                  200          3,742
Ecology & Environment, Inc.                450          4,014
Equifax, Inc.                            5,900        224,318
Exponent, Inc. *                         1,200         34,056
Forrester Research, Inc. *                 212          3,975
Franklin Covey Co. *                     5,880         37,161
Getty Images, Inc. *                     1,200        107,124
Hallwood Group, Inc. *                     300         23,364
Horizon Health Corp. *                   1,545         34,963
Hudson Highland Group, Inc. *            6,631        115,114
ICT Group, Inc. *                        3,720         63,054
Kelly Services, Inc., Class A            2,490         65,288
Kendle International, Inc. *             1,600         41,184
Layne Christensen Co. *                    320          8,138
Mac-Gray Corp. *                         1,500         17,475
Manpower, Inc.                           1,570         73,005
Michael Baker Corp. *                    2,300         58,765
Monro Muffler Brake, Inc.                4,720        143,110
MPS Group, Inc. *                       34,460        471,068
National Technical Systems, Inc.
  *                                      5,000         25,000
NCO Group, Inc. *                        4,400         74,448
Nobel Learning Communities, Inc.           820          7,741
Opinion Research Corp. *                   300          1,689
PAREXEL International Corp. *            8,720        176,667
Pharmaceutical Product
  Development, Inc. *                    3,500        216,825
RCM Technologies, Inc. *                 2,798         14,270
Shaw Group, Inc. *                       7,130        207,412
SOURCECORP, Inc. *                       7,060        169,299
SRI/Surgical Express, Inc. *               261          1,566

See financial notes.

                                Laudus Variable Insurance Trust Annual Report  9

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
TeleTech Holdings, Inc. *                1,192         14,364
URS Corp. *                              5,490        206,479
Vertrue, Inc. *                          1,208         42,679
Volt Information Sciences, Inc. *        3,800         72,276
West Corp. *                             6,900        290,835
Westaff, Inc. *                            410          2,029
                                                   ----------
                                                    5,498,241

INSTRUMENTS 4.8%
-----------------------------------------------------------------
Allied Healthcare Products, Inc.
  *                                      2,138         12,272
American Science & Engineering,
  Inc. *                                   470         29,314
ArthroCare Corp. *                      10,490        442,048
Astro-Med, Inc.                          2,900         33,031
Atrion Corp.                               220         15,275
Badger Meter, Inc.                         300         11,772
Bausch & Lomb, Inc.                     15,560      1,056,524
Bio-Rad Laboratories, Inc. *             5,100        333,744
Bruker BioSciences Corp. *               2,298         11,168
Checkpoint Systems, Inc. *              15,640        385,526
Coherent, Inc. *                        12,828        380,735
Compex Technologies, Inc. *              2,500         16,350
Datascope Corp.                          2,000         66,100
DJ Orthopedics, Inc. *                   8,300        228,914
Edwards Lifesciences Corp. *            20,800        865,488
Encore Medical Corp. *                  11,700         57,915
Enpath Medical, Inc. *                   3,300         28,050
Escalon Medical Corp. *                  3,300         15,081
Esterline Technologies Corp. *             240          8,926
Frequency Electronics, Inc.              1,240         13,008
Integra LifeSciences Holdings *            584         20,709
Iridex Corp. *                           4,100         32,226
K-Tron International, Inc. *               300         11,130
Kewaunee Scientific Corp.                  640          5,990
Langer, Inc. *                             780          4,056
LeCroy Corp. *                           3,300         50,457
Mesa Laboratories, Inc.                    400          5,720
Mikron Infrared, Inc. *                  3,100         20,398
Misonix, Inc. *                          1,000          4,340
Mocon, Inc.                                 10             93
Molecular Devices Corp. *                2,900         83,897
MTS Systems Corp.                        2,642         91,519
New Brunswick Scientific Co.,
  Inc. *                                 1,500         10,335
O.I. Corp. *                               500          6,200
Oakley, Inc.                             3,440         50,534
Orthofix International NV *                 10            399
OYO Geospace Corp. *                       201          5,720
Perceptron, Inc. *                       4,400         31,152
PerkinElmer, Inc.                        4,800        113,088
Schmitt Industries, Inc. *                 110            685
Span-America Medical Systems,
  Inc.                                     700          7,175
Steris Corp.                            19,670        492,143
Teleflex, Inc.                          14,700        955,206
Thermo Electron Corp. *                    100          3,026
Thoratec Corp. *                        18,940        391,869
Tollgrade Communications, Inc. *         1,500         16,395
Viasys Healthcare, Inc. *               14,400        370,080

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Vicon Industries, Inc. *                   100            305
Zygo Corp. *                             9,180        134,854
                                                   ----------
                                                    6,930,942

INSURANCE 4.8%
-----------------------------------------------------------------
Alleghany Corp. *                           71         20,164
American National Insurance Co.          2,244        262,526
American Physicians Capital, Inc.
  *                                      1,100         50,369
American Safety Insurance
  Holdings Ltd. *                          700         11,711
AmerUs Group Co.                         3,227        182,874
Ceres Group, Inc. *                     16,020         82,823
CNA Financial Corp. *                   22,161        725,329
Crawford & Co., Class B                    420          2,419
Delphi Financial Group, Inc.,
  Class A                                4,500        207,045
EMC Insurance Group, Inc.                3,400         67,796
FBL Financial Group, Inc., Class
  A                                      2,100         68,901
Great American Financial
  Resources, Inc.                          300          5,952
Hanover Insurance Group, Inc.           21,710        906,827
HCC Insurance Holdings, Inc.             2,690         79,839
Horace Mann Educators Corp.                 29            550
Independence Holding Co.                   100          1,955
Kansas City Life Insurance Co.              10            501
Max Re Capital Ltd.                      8,180        212,435
Meadowbrook Insurance Group, Inc.
  *                                      4,550         26,572
Merchants Group, Inc.                      100          3,015
Midland Co.                              1,000         36,040
National Financial Partners
  Corp.                                 12,020        631,651
National Security Group, Inc.              100          1,623
National Western Life Insurance
  Co., Class A *                           329         68,073
NYMAGIC, Inc.                              500         12,395
Ohio Casualty Corp.                      5,200        147,264
Old Republic International Corp.
  *                                        210          5,515
Philadelphia Consolidated Holding
  Corp. *                                3,659        353,789
Presidential Life Corp.                    108          2,056
Protective Life Corp.                    1,000         43,770
Radian Group, Inc.                      11,778        690,073
Reinsurance Group of America,
  Inc.                                   9,750        465,660
RTW, Inc. *                                600          5,700
Scottish Re Group Ltd.                  20,500        503,275
Selective Insurance Group, Inc.          2,200        116,820
StanCorp Financial Group, Inc.           5,000        249,750
State Auto Financial Corp.               1,638         59,721
Stewart Information Services
  Corp.                                     10            487
U.S.I. Holdings Corp. *                 11,130        153,260
Unico American Corp. *                   2,260         21,131
United America Indemnity Ltd. *          3,550         65,178
United Fire & Casualty Co.                 800         32,344
UnumProvident Corp.                      8,300        188,825
W.R. Berkley Corp.                         750         35,715
Wesco Financial Corp.                      200         77,000
Zenith National Insurance Corp.            450         20,754
                                                   ----------
                                                    6,907,472

                                                            See financial notes.

10  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
INTEGRATED OIL COMPANIES 0.0%
-----------------------------------------------------------------
Marathon Oil Corp.                         205         12,499

IT HARDWARE 4.3%
-----------------------------------------------------------------
Advanced Micro Devices, Inc. *           4,100        125,460
Advanced Power Technology, Inc. *        1,070         14,584
American Technical Ceramics Corp.
  *                                      4,320         38,966
Anaren, Inc. *                           4,330         67,678
Applied Innovation, Inc. *               7,400         24,494
Arris Group, Inc. *                     41,548        393,460
BTU International, Inc. *                  620          7,818
Cobra Electronics Corp. *                  800         10,696
Cohu, Inc.                                   7            160
CTS Corp.                               15,870        175,522
Diodes, Inc. *                             861         26,734
DSP Group, Inc. *                        6,752        169,205
EMS Technologies, Inc. *                 2,060         36,462
Espey Manufacturing & Electronics
  Corp.                                     60          2,208
Exar Corp. *                             8,340        104,417
Globecomm Systems, Inc. *                3,900         24,063
Harris Corp.                            19,983        859,469
Imation Corp.                            5,980        275,499
Innovex, Inc. *                             28             97
Intersil Corp., Class A                 41,106      1,022,717
IXYS Corp. *                             2,712         31,703
LSI Logic Corp. *                       50,755        406,040
Marvell Technology Group Ltd. *         15,600        875,004
Merrimac Industries, Inc. *                200          1,805
Microsemi Corp. *                        7,767        214,835
Netlogic Microsystems, Inc. *              311          8,472
ON Semiconductor Corp. *                64,678        357,669
Optical Cable Corp. *                    2,900         15,828
Orbit International Corp. *                 12            150
Park Electrochemical Corp.               4,784        124,288
Photronics, Inc. *                      11,179        168,356
RF Monolithics, Inc. *                   4,200         23,520
Semitool, Inc. *                         8,800         95,744
Simclar, Inc. *                            400          1,428
SonicWALL, Inc. *                       26,400        209,088
Sparton Corp.                              294          2,634
Spectrum Control, Inc. *                 5,990         37,198
Standard Microsystems Corp. *            8,419        241,541
Stratos International, Inc. *            7,182         43,810
Supertex, Inc. *                           400         17,700
Symmetricom, Inc. *                         46            390
Trident Microsystems, Inc. *             1,500         27,000
Vishay Intertechnology, Inc. *             700          9,667
White Electronic Designs Corp. *            50            255
                                                   ----------
                                                    6,293,834
LAND & WATER TRANSPORTATION 1.9%
-----------------------------------------------------------------
Arkansas Best Corp.                      3,304        144,319
B & H Ocean Carriers Ltd. *              2,020         37,774
Celadon Group, Inc. *                    4,763        137,174
CNF, Inc.                               18,952      1,059,227
Covenant Transport, Inc., Class A
  *                                      1,240         17,335
Frozen Food Express Industries,
  Inc. *                                 9,430        104,013

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
GulfMark Offshore, Inc. *                  961         28,465
Hub Group, Inc., Class A *                 200          7,070
J.B. Hunt Transport Services,
  Inc.                                  11,115        251,644
Kirby Corp. *                            8,810        459,618
Old Dominion Freight Line, Inc. *          600         16,188
RailAmerica, Inc. *                     18,000        197,820
USA Truck, Inc. *                        1,900         55,347
Werner Enterprises, Inc.                12,562        247,471
                                                   ----------
                                                    2,763,465

METAL PRODUCTS & MACHINERY 4.4%
-----------------------------------------------------------------
Allied Motion Technologies, Inc.
  *                                      2,600         11,050
Ampco-Pittsburgh Corp.                     130          1,886
Bonso Electronic International,
  Inc.                                   2,337          9,488
Cascade Corp.                            1,200         56,292
Circor International, Inc.               1,200         30,792
Crown Holdings, Inc. *                  12,560        245,297
Cummins, Inc.                           11,880      1,065,992
Eastern Co.                                400          7,804
EnerSys *                               10,270        133,921
EnPro Industries, Inc. *                 8,700        234,465
Evans & Sutherland Computer Corp.
  *                                      2,311         11,324
Gehl Co. *                               2,560         67,200
Gerber Scientific, Inc. *               11,300        108,141
Hardinge, Inc.                              10            173
Hawk Corp., Class A *                      400          5,868
International Aluminum Corp.               600         24,150
Intevac, Inc. *                         10,500        138,600
JLG Industries, Inc.                     8,510        388,567
Joy Global, Inc.                        27,811      1,112,460
Kennametal, Inc.                         1,820         92,893
Key Technology, Inc. *                     300          3,852
L.S. Starrett Co., Class A                 400          6,216
Lennox International, Inc.              13,900        391,980
Material Sciences Corp. *                4,230         59,643
NCI Building Systems, Inc. *             1,400         59,472
NN, Inc.                                 5,655         59,943
Paragon Technologies, Inc. *               300          2,985
Q.E.P. Co., Inc. *                       1,900         20,387
Regal-Beloit Corp.                      10,780        381,612
Reinhold Industries, Inc.                  331          6,580
Robbins & Myers, Inc.                    3,690         75,091
Sauer-Danfoss, Inc.                        200          3,762
SL Industries, Inc. *                      300          4,815
Standex International Corp.              6,100        169,336
Tennant Co.                              2,200        114,400
Terex Corp. *                            9,840        584,496
The Timken Co.                          18,010        576,680
Twin Disc, Inc.                            610         27,261
Velcro Industries NV *                     570          8,123
Water Pik Technologies, Inc. *             700         15,029
Woodward Governor Co.                    1,000         86,010
                                                   ----------
                                                    6,404,036

MISCELLANEOUS FINANCE 2.2%
-----------------------------------------------------------------
A.G. Edwards, Inc.                      27,500      1,288,650
Affiliated Managers Group, Inc. *       11,900        954,975
GFI Group, Inc. *                        1,825         86,560
Investors Capital Holdings Ltd.          2,500          7,575
Nuveen Investments, Class A                 50          2,131

See financial notes.

                               Laudus Variable Insurance Trust Annual Report  11

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Piper Jaffray Co., Inc. *                  100          4,040
Raymond James Financial, Inc.           18,800        708,196
Stifel Financial Corp. *                 1,130         42,476
SWS Group, Inc.                          7,200        150,768
                                                   ----------
                                                    3,245,371
OIL & COAL RESOURCES 1.0%
-----------------------------------------------------------------
Callon Petroleum Co. *                   2,610         46,067
Cimarex Energy Co.                       9,339        401,670
Edge Petroleum Corp. *                   1,780         44,340
Foundation Coal Holdings, Inc.           6,360        241,680
Swift Energy Co. *                         300         13,521
Ultra Petroleum Corp. *                  9,008        502,646
Whiting Petroleum Corp. *                1,302         52,080
XTO Energy, Inc.                         4,166        183,054
                                                   ----------
                                                    1,485,058

OIL DISTRIBUTION 0.3%
-----------------------------------------------------------------
Adams Resources & Energy, Inc.             610         13,932
Frontier Oil Corp.                       3,400        127,602
Giant Industries, Inc. *                   100          5,196
Sunoco, Inc.                               200         15,676
Tesoro Corp.                             4,500        276,975
                                                   ----------
                                                      439,381

OIL DRILLING & SERVICES 3.0%
-----------------------------------------------------------------
Bolt Technology Corp *                     300          4,209
Dawson Geophysical Co. *                   690         21,266
Grant Prideco, Inc. *                   25,800      1,138,296
Gulf Island Fabrication, Inc.              100          2,431
Lufkin Industries, Inc.                  1,400         69,818
NATCO Group, Inc., Class A *             1,100         22,506
Oceaneering International, Inc. *        4,300        214,054
Oil States International, Inc. *         2,700         85,536
Patterson-UTI Energy, Inc.               9,100        299,845
Pride International, Inc. *             18,624        572,688
Rowan Cos., Inc. *                      30,400      1,083,456
Superior Energy Services, Inc. *         1,684         35,448
TETRA Technologies, Inc. *              13,428        409,823
Todco, Class A *                           100          3,806
Veritas DGC, Inc. *                      4,400        156,156
W-H Energy Services, Inc. *              6,230        206,088
                                                   ----------
                                                    4,325,426

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.3%
-----------------------------------------------------------------
Baldwin Technology Co., Inc.,
  Class A *                              2,160          8,748
Dataram Corp.                              120            631
Electronics for Imaging, Inc. *         20,083        534,409
Global Payment Technologies, Inc.
  *                                        900          2,385
Hypercom Corp. *                         9,470         60,513
Intermec, Inc. *                         9,000        304,200
Key Tronic Corp. *                       1,040          3,338
M-Systems Flash Disk Pioneers
  Ltd. *                                15,430        511,042
Printronix, Inc.                         1,900         29,184
Radisys Corp. *                             70          1,214
SafeNet, Inc. *                          9,620        309,956

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
VASCO Data Security
  International, Inc. *                  2,771         27,322
Western Digital Corp. *                  1,790         33,312
                                                   ----------
                                                    1,826,254

PUBLISHING, BROADCASTING & CINEMA 1.9%
-----------------------------------------------------------------
American Greetings Corp., Class A       15,860        348,444
Banta Corp.                              5,000        249,000
Champion Industries, Inc.                1,070          4,708
Monster Worldwide, Inc. *               14,210        580,052
Outlook Group Corp.                      1,600         17,680
Playboy Enterprises, Inc. *             15,000        186,225
Reader's Digest Association,
  Inc., Class A                         15,920        242,302
Regent Communications, Inc. *            8,470         39,301
Scholastic Corp. *                      10,538        300,438
Thomas Nelson, Inc.                      2,600         64,090
Tribune Co.                             17,540        530,761
Tufco Technologies, Inc. *                 100            560
World Wrestling Entertainment,
  Inc.                                   8,400        123,312
                                                   ----------
                                                    2,686,873

REAL ESTATE DEVELOPMENT 0.5%
-----------------------------------------------------------------
Alderwoods Group, Inc. *                18,100        287,247
AMREP Corp. *                              400         10,452
Avatar Holdings, Inc. *                  1,226         67,332
Bluegreen Corp. *                       10,000        158,000
ILX Resorts, Inc.                          400          4,160
J.W. Mays, Inc. *                          200          3,427
Patriot Transportation Holding,
  Inc. *                                   457         30,087
Stewart Enterprises, Inc., Class
  A                                     19,569        105,868
United Capital Corp. *                     200          4,934
                                                   ----------
                                                      671,507

REAL ESTATE INVESTMENT TRUSTS 5.5%
-----------------------------------------------------------------
Agree Realty Corp.                       2,050         59,245
Amli Residential Properties Trust        9,670        367,943
Ashford Hospitality Trust               15,130        158,714
Bedford Property Investors, Inc.         4,275         93,793
Boykin Lodging Co. *                     6,088         74,395
CBL & Associates Properties,
  Inc.                                   4,590        181,351
Commercial Net Lease Realty             21,510        438,159
Correctional Properties Trust            3,200         85,984
Crescent Real Estate Equity Co.            769         15,242
Eagle Hospitality Properties
  Trust, Inc.                            7,790         59,438
Entertainment Properties Trust             600         24,450
Equity Inns, Inc.                        5,100         69,105
Gladstone Commercial Corp.                 210          3,463
Highland Hospitality Corp.               8,930         98,676
HRPT Properties Trust                   80,379        831,923
Income Opportunity Realty
  Investors *                              610          3,843
Innkeepers USA Trust                     2,500         40,000
Investors Real Estate Trust              4,835         44,627
iStar Financial, Inc.                   17,549        625,622
LTC Properties, Inc.                     7,200        151,416
Mission West Properties, Inc.            5,600         54,544
Monmouth Capital Corp., Class A          2,069         11,773

                                                            See financial notes.

12  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Monmouth Real Estate Investment
  Corp., Class B                         5,158         41,367
National Health Investors, Inc.          4,850        125,906
National Health Realty, Inc.             2,300         42,711
New Plan Excel Realty Trust             39,990        926,968
One Liberty Properties, Inc.             2,720         50,075
Presidential Realty Corp., Class
  B                                        500          3,750
PS Business Parks, Inc.                  7,500        369,000
Roberts Realty Investors, Inc. *            10             79
Sizeler Property Investors, Inc.           135          1,735
SL Green Realty Corp.                   16,000      1,222,240
Strategic Hotel Capital, Inc.           18,340        377,437
Sunstone Hotel Investors, Inc.          11,350        301,569
Supertel Hospitality, Inc.               3,500         16,450
Trizec Properties, Inc.                 38,930        892,276
Urstadt Biddle Properties, Inc.            400          6,284
Urstadt Biddle Properties, Inc.,
  Class A                                  400          6,484
Windrose Medical Properties Trust        2,870         42,648
Winthrop Realty Trust *                    610          3,465
                                                   ----------
                                                    7,924,150

RESTAURANTS, HOTELS & THEATERS 2.8%
-----------------------------------------------------------------
Ark Restaurants Corp.                      400         11,316
Benihana, Inc. *                           650         14,917
Bob Evans Farms, Inc.                    4,078         94,039
CBRL Group, Inc.                        13,706        481,766
Champps Entertainment, Inc. *              450          2,907
Checkers Drive-In Restaurants,
  Inc. *                                   970         14,705
Darden Restaurants, Inc.                37,960      1,475,885
Denny's Corp. *                         29,586        119,232
Dover Motorsports, Inc.                  3,000         18,330
Fox & Hound Restaurant Group *           2,400         36,936
Frisch's Restaurants, Inc.                 200          4,890
Interstate Hotels & Resorts, Inc.
  *                                      4,790         20,932
J. Alexander's Corp.                       550          4,411
Kerzner International Ltd. *             6,960        478,500
Lodgian, Inc. *                         12,500        134,125
Luby's, Inc. *                           1,600         21,280
Marcus Corp.                             1,230         28,905
Movie Gallery, Inc.                     11,709         65,687
Nathan's Famous, Inc. *                  1,120         11,760
Orient-Express Hotels Ltd.                 100          3,152
Papa John's International, Inc. *          500         29,655
RARE Hospitality International,
  Inc. *                                11,705        355,715
Sands Regent *                           1,720         17,510
The Steak n Shake Co. *                 12,900        218,655
Vail Resorts, Inc. *                     1,100         36,333
Wendy's International, Inc.              5,800        320,508
                                                   ----------
                                                    4,022,051
RETAIL 5.5%
-----------------------------------------------------------------
1-800 CONTACTS, Inc. *                   1,006         11,780
1-800-FLOWERS.COM, Inc., Class A
  *                                     12,488         80,173
AnnTaylor Stores Corp. *                11,970        413,204
Arden Group, Inc.                          700         63,693
Asbury Automotive Group, Inc. *            560          9,218

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
AutoNation, Inc. *                      16,480        358,110
Big Dog Holdings, Inc. *                 2,732         20,189
Blair Corp.                                483         18,808
Books-A-Million, Inc.                    3,420         33,140
Brown Shoe Co., Inc.                     7,060        299,556
Building Material Holding Corp.            300         20,463
Burlington Coat Factory Warehouse
  Corp.                                  7,100        285,491
Cato Corp., Class A                     12,780        274,131
Charming Shoppes, Inc. *                17,200        227,040
Chico's FAS, Inc. *                     18,600        817,098
Coldwater Creek, Inc. *                  7,000        213,710
Conn's, Inc. *                             852         31,413
Cost-U-Less, Inc. *                      1,850         14,060
Deb Shops, Inc.                          1,700         50,541
Dress Barn, Inc. *                       6,300        243,243
Excelligence Learning Corp, *              100            702
EZCORP, Inc., Class A *                  4,210         64,329
Finlay Enterprises, Inc. *                 870          8,500
First Cash Financial Services,
  Inc. *                                 5,900        172,044
Foodarama Supermarkets, Inc. *             210         10,647
Gottschalks, Inc. *                      3,518         29,657
Group 1 Automotive, Inc. *               1,580         49,659
GSI Commerce, Inc. *                    13,800        208,242
Hastings Entertainment, Inc. *           2,190         12,001
Lithia Motors, Inc., Class A             6,800        213,792
Longs Drug Stores Corp.                  5,200        189,228
Matria Healthcare, Inc. *                3,720        144,187
Men's Wearhouse, Inc. *                  2,000         58,880
Nordstrom, Inc.                         11,480        429,352
O'Reilly Automotive, Inc. *              6,472        207,169
Pacific Sunwear of California,
  Inc. *                                21,749        541,985
PC Connection, Inc. *                      200          1,076
PolyMedica Corp.                         1,220         40,833
Retail Ventures, Inc. *                  2,970         36,947
REX Stores Corp. *                         900         13,536
Rush Enterprises, Inc., Class B *        6,616         95,270
Shoe Carnival, Inc. *                    4,000         87,680
Smart & Final, Inc. *                    5,880         75,734
Sport Chalet, Inc., Class A *            1,050          8,663
Sport Chalet, Inc., Class B *              150          1,232
Stage Stores, Inc.                       8,000        238,240
Stein Mart, Inc.                         2,339         42,453
Systemax, Inc. *                         3,540         22,090
The Bon-Ton Stores, Inc.                 3,190         61,025
The Children's Place Retail
  Stores, Inc. *                           190          9,390
The Sports Authority, Inc. *            10,650        331,534
Trans World Entertainment Corp. *          250          1,425
United Retail Group, Inc. *                290          3,814
Urban Outfitters, Inc. *                21,885        553,909
Weis Markets, Inc.                       6,100        262,544
Zale Corp. *                            11,290        283,944
                                                   ----------
                                                    7,996,774

SOAPS & COSMETICS 0.1%
-----------------------------------------------------------------
CPAC, Inc.                                 450          1,822
Parlux Fragrances, Inc. *                3,300        100,749
                                                   ----------
                                                      102,571

See financial notes.

                               Laudus Variable Insurance Trust Annual Report  13

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
SOFTWARE 6.8%
-----------------------------------------------------------------
American Software, Inc., Class A         3,770         24,648
Ansoft Corp. *                           1,900         64,695
Autodesk, Inc. *                        20,630        886,058
Black Box Corp.                          5,652        267,792
BMC Software, Inc. *                    57,970      1,187,805
Cadence Design Systems, Inc. *             207          3,502
CIBER, Inc. *                            6,600         43,560
Cognizant Technology Solutions
  Corp., Class A *                      27,873      1,403,406
Computer Sciences Corp. *                  300         15,192
Computer Task Group, Inc. *              1,733          6,845
Compuware Corp. *                       56,943        510,779
Covansys Corp. *                         1,300         17,693
CSP, Inc. *                              2,100         14,553
Dendrite International, Inc. *          18,661        268,905
Digital Insight Corp. *                     90          2,882
Edgewater Technology, Inc. *             2,200         12,980
Embarcadero Technologies, Inc. *         9,860         71,781
Entrust, Inc. *                         15,451         74,783
First American Corp.                     4,700        212,910
Inforte Corp. *                          2,550         10,073
Integral Systems, Inc.                     700         13,202
Internet Security Systems, Inc. *        5,800        121,510
Interwoven, Inc. *                      20,000        169,400
Intrado, Inc. *                          1,780         40,976
JDA Software Group, Inc. *               4,102         69,775
John H. Harland Co.                        160          6,016
Keynote Systems, Inc. *                  3,010         38,679
Lawson Software, Inc. *                  5,947         43,710
Lightbridge, Inc. *                     12,694        105,233
Manatron, Inc. *                         1,030          8,384
ManTech International Corp.,
  Class A *                              1,888         52,600
MapInfo Corp. *                          9,600        121,056
Merge Technologies, Inc. *               3,611         90,419
MICROS Systems, Inc. *                     430         20,778
Moldflow Corp. *                         2,560         35,686
MRO Software, Inc. *                     3,300         46,332
Ness Technologies, Inc. *                8,958         96,478
Netmanage, Inc. *                        5,000         26,750
NetScout Systems, Inc. *                12,500         68,125
Nuance Communications, Inc. *           26,260        200,364
NWH, Inc.                                  230          3,034
Omtool Ltd. *                              400          2,820
Pacific Internet Ltd. *                  2,630         15,123
PC-Tel, Inc. *                          10,900         95,484
PDF Solutions, Inc. *                    4,120         66,950
Pegasus Solutions, Inc. *                2,314         20,757
Perot Systems Corp., Class A *          29,960        423,634
Pervasive Software, Inc. *               4,331         18,970
Phoenix Technologies Ltd. *              3,071         19,224
Progress Software Corp. *                1,980         56,192
Quality Systems, Inc. *                    630         48,359
Quest Software, Inc. *                  16,433        239,757
Radiant Systems, Inc. *                 10,730        130,477
RealNetworks, Inc. *                    49,637        385,183
Retalix Ltd. *                             500         12,230
Sabre Holdings Corp., Class A            3,420         82,456
Scientific Learning Corp. *                100            565
Source Interlink Cos., Inc. *           15,130        168,246
SPSS, Inc. *                             3,669        113,482

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
SSA Global Technologies, Inc. *          4,800         87,312
Stellent, Inc. *                        12,300        122,139
Sybase, Inc. *                          23,219        507,567
Sykes Enterprises, Inc. *                8,430        112,709
Syniverse Holdings, Inc. *               5,020        104,918
TechTeam Global, Inc. *                  4,834         48,533
Tier Technologies, Inc., Class B
  *                                      4,500         33,030
Tripos, Inc. *                           1,960          5,782
TriZetto Group, Inc. *                   4,450         75,605
Tyler Technologies, Inc. *              10,100         88,678
Ulticom, Inc. *                            600          5,886
Witness Systems, Inc. *                 12,195        239,876
                                                   ----------
                                                    9,811,293

TEXTILES & APPAREL 1.2%
-----------------------------------------------------------------
Albany International Corp., Class
  A                                      1,830         66,173
Coach, Inc. *                            5,600        186,704
Culp, Inc. *                             3,860         18,258
Cutter & Buck, Inc.                      1,500         16,755
Decorator Industries, Inc.                 430          3,462
Dixie Group, Inc. *                      2,000         27,560
G-III Apparel Group Ltd. *                 490          6,620
Hampshire Group Ltd. *                   2,000         47,604
Hartmarx Corp. *                        10,900         85,129
Kenneth Cole Productions, Inc.,
  Class A                                  370          9,435
McRae Industries, Inc., Class A            700          7,140
Phillips-Van Heusen Corp.               13,700        443,880
Polo Ralph Lauren Corp.                  4,400        247,016
Rocky Shoes & Boots, Inc. *              1,100         26,796
Skechers U.S.A., Inc., Class A *        10,120        155,038
Steven Madden Ltd. *                     2,950         86,228
Stride Rite Corp.                        8,680        117,701
Tandy Leather Factory, Inc. *            3,500         23,975
Tommy Hilfiger Corp. *                   3,200         51,968
Wolverine World Wide, Inc.               1,970         44,246
                                                   ----------
                                                    1,671,688

WHOLESALE 2.8%
-----------------------------------------------------------------
ADDvantage Technologies Group,
  Inc. *                                   200          1,222
Adesa, Inc.                             21,600        527,472
All American Semiconductor, Inc.
  *                                      1,910          7,545
Applied Industrial Technologies,
  Inc.                                   4,800        161,712
Aristotle Corp. *                          400          3,024
Arrow Electronics, Inc. *               23,050        738,291
Avnet, Inc. *                            6,960        166,622
Bell Microproducts, Inc. *              14,500        110,925
BlueLinx Holdings, Inc.                  4,820         54,225
Coast Distribution System, Inc.          1,650         12,293
Delta Apparel, Inc.                      3,110         48,361
Educational Development Corp.            1,000          8,100
Express Scripts, Inc. *                  9,966        835,151
Fresh Brands, Inc. *                     2,240         15,380
Huttig Building Products, Inc. *         5,580         46,872
IKON Office Solutions, Inc.                100          1,041
Industrial Distribution Group,
  Inc. *                                 1,327         10,722
Interline Brands, Inc. *                 5,780        131,495
Keystone Automotive Industries,
  Inc. *                                 5,739        180,664

                                                            See financial notes.

14  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Lazare Kaplan International, Inc.
  *                                      2,520         19,832
LKQ Corp. *                              1,436         49,714
Man Sang Holdings, Inc. *                  200          1,022
NACCO Industries, Inc., Class A            200         23,430
Nu Horizons Electronics Corp. *          1,885         19,039
P & F Industries, Inc. *                   100          1,200
Pomeroy IT Solutions, Inc. *             5,500         45,925
Spartan Stores, Inc. *                   9,485         98,834
TESSCO Technologies, Inc. *              1,230         20,344
Traffix, Inc.                            5,527         28,298
Valley National Gases, Inc.              1,100         21,560
W.W. Grainger, Inc.                      1,570        111,627
WESCO International, Inc. *             11,380        486,267
                                                   ----------
                                                    3,988,209

                                     PRINCIPAL       VALUE
SECURITY                              AMOUNT          ($)
SHORT-TERM INVESTMENTS 7.8% OF NET ASSETS

REPURCHASE AGREEMENT 7.8%
-----------------------------------------------------------------
CTC dated 12/30/05, due 1/3/06 at
  3.20% with a maturity value of
  $11,295,420 (fully
  collateralized by U.S. Treasury
  Bond with a value of
  $11,417,672)                       11,291,405    11,291,405
-----------------------------------------------------------------
END OF INVESTMENTS.

 * Non-income producing security

(a) All long positions are pledged as collateral for securities sold short.

(b) At December 31, 2005, the tax basis cost of the fund's investments was $125,072,240 and the unrealized gains and losses were $19,775,831 and ($2,120,045), respectively. The net unrealized gain is $17,655,786.

See financial notes.

                               Laudus Variable Insurance Trust Annual Report  15

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
SHORT SALES 91.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.4%
-----------------------------------------------------------------
Bridgford Foods Corp. *                    200          1,346
Bunge Ltd.                              10,600        600,066
Delta & Pine Land Co.                    5,400        124,254
Farmer Brothers Co.                      1,899         36,727
McCormick & Co., Inc.                    6,200        191,704
Omega Protein Corp. *                      300          2,013
Smithfield Foods, Inc. *                26,000        795,600
Tootsie Roll Industries, Inc.           10,326        298,731
                                                   ----------
                                                    2,050,441

AIRLINES 0.5%
-----------------------------------------------------------------
AirTran Holdings, Inc. *                26,600        426,398
JetBlue Airways Corp. *                 17,400        267,612
                                                   ----------
                                                      694,010

AUTOS 1.5%
-----------------------------------------------------------------
Accuride Corp. *                         5,800         74,820
Dana Corp.                              48,880        350,958
Gentex Corp.                            31,800        620,100
Lear Corp.                              29,900        850,954
Proliance International, Inc. *          6,900         36,501
Quantum Fuel Systems Technologies
  Worldwide, Inc. *                        960          2,573
Superior Industries International,
  Inc.                                   1,400         31,164
Tenneco Automotive, Inc. *              10,700        209,827
                                                   ----------
                                                    2,176,897

BANKS & CREDIT INSTITUTIONS 5.8%
-----------------------------------------------------------------
AmeriCredit Corp. *                     28,900        740,707
Astoria Financial Corp.                 35,700      1,049,580
BOK Financial Corp.                      8,297        376,933
Cash Systems, Inc. *                     4,890         42,885
CharterMac                              16,700        353,706
Citizens Banking Corp.                  16,000        444,000
E*TRADE Financial Corp. *               77,060      1,607,472
East West Bancorp, Inc.                  2,700         98,523
Encore Cap Group, Inc. *                 1,100         19,085
F.N.B. Corp.                             6,200        107,632
International Bancshares Corp.           5,655        166,031
Midwest Banc Holdings, Inc.              2,680         59,630
New York Community Bancorp, Inc.        25,100        414,652
Ocwen Financial Corp. *                 16,000        139,200
Old National Bancorp                    31,440        680,362
Oriental Financial Group, Inc.           9,410        116,307
Park National Corp.                      2,625        269,430
QC Holdings, Inc. *                        242          2,790
UCBH Holdings, Inc.                     30,181        539,636
Valley National Bancorp                 30,460        734,086
Westamerica Bancorp                      7,800        413,946
                                                   ----------
                                                    8,376,593

BASIC MINERALS & METALS 1.4%
-----------------------------------------------------------------
AK Steel Holding Corp. *                51,100        406,245
American Superconductor Corp. *         14,785        116,358
Apex Silver Mines Ltd. *                17,950        285,405
Hecla Mining Co. *                      23,200         94,192
Meridian Gold, Inc. *                   40,300        881,361

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
OM Group, Inc. *                        13,800        258,888
Wolverine Tube, Inc. *                   8,000         40,480
                                                   ----------
                                                    2,082,929

BEER, LIQUOR, & TOBACCO 0.3%
-----------------------------------------------------------------
Alliance One International, Inc.         7,020         27,378
Star Scientific, Inc. *                  5,100         11,985
Universal Corp.                          9,100        394,576
                                                   ----------
                                                      433,939

BIOTECHNOLOGY 3.4%
-----------------------------------------------------------------
ABIOMED, Inc. *                          9,135         84,408
Alexion Pharmaceuticals, Inc. *         14,000        283,500
Applera Corp -- Celera Genomics
  Group *                               18,980        208,021
ARIAD Pharmaceuticals, Inc. *           23,200        135,720
ArQule, Inc. *                           5,744         35,153
BioCryst Pharmaceuticals, Inc. *         1,670         27,973
Biomarin Pharmaceuticals, Inc. *         6,300         67,914
Cell Genesys, Inc. *                     5,600         33,208
CuraGen Corp. *                          5,624         17,322
Cypress Bioscience, Inc. *               9,400         54,332
CYTOGEN Corp. *                          2,900          7,946
Digene Corp. *                             200          5,834
Dyax Corp. *                            12,330         64,979
Dynavax Technologies Corp. *            11,000         46,860
Geron Corp. *                           28,500        245,385
Human Genome Sciences, Inc. *           58,098        497,319
ICOS Corp. *                            28,653        791,682
Idenix Pharmaceuticals, Inc. *             100          1,711
InterMune, Inc. *                       11,000        184,800
Keryx Biopharmaceuticals, Inc. *         9,302        136,181
Kosan Biosciences, Inc. *               12,200         54,168
Lexicon Genetics, Inc. *                 3,700         13,505
Nabi Biopharmaceuticals *                4,300         14,534
Neurocrine Biosciences, Inc. *          17,000      1,066,410
Onyx Pharmaceuticals, Inc. *            13,800        396,888
Sangamo BioSciences, Inc. *              2,500         10,075
Seattle Genetics, Inc. *                 3,900         18,408
Tanox, Inc. *                            6,700        109,679
Telik, Inc. *                           21,466        364,707
                                                   ----------
                                                    4,978,622

CHEMICALS & RUBBER 1.5%
-----------------------------------------------------------------
BioSphere Medical, Inc. *                6,400         51,840
Cabot Microelectronics Corp. *           6,400        187,712
Cooper Tire & Rubber Co.                29,100        445,812
Cytec Industries, Inc.                  14,900        709,687
MacDermid, Inc.                          6,800        189,720
Minerals Technologies, Inc.                830         46,389
USEC, Inc.                              34,010        406,419
WD-40 Co.                                   10            263
Wellman, Inc.                           15,600        105,768
                                                   ----------
                                                    2,143,610

COMMUNICATIONS UTILITIES 0.9%
-----------------------------------------------------------------
Cincinnati Bell, Inc. *                  9,300         32,643
Citizens Communications Co.              6,420         78,517
Commonwealth Telephone Enterprises,
  Inc.                                   3,400        114,818

                                                            See financial notes.

16  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Crown Media Holdings, Inc., Class A
  *                                      4,100         37,597
IDT Corp. *                                200          2,312
InPhonic, Inc. *                         4,500         39,105
Mediacom Communications Corp. *         13,721         75,328
NTL, Inc. *                             11,632        791,906
Time Warner Telecom, Inc., Class A
  *                                      9,300         91,605
                                                   ----------
                                                    1,263,831

CONSTRUCTION & HOMEBUILDING 0.3%
-----------------------------------------------------------------
Comstock Homebuilding Cos, Inc.,
  Class A *                              2,800         39,508
Dominion Homes, Inc. *                     100          1,064
Dycom Industries, Inc. *                14,200        312,400
Willbros Group, Inc. *                   8,960        129,382
                                                   ----------
                                                      482,354

CONSTRUCTION MATERIALS 0.8%
-----------------------------------------------------------------
Alico, Inc.                                500         22,595
Headwaters, Inc. *                       8,500        301,240
Nanophase Technologies Corp. *             600          3,390
Owens-Illinois, Inc. *                  41,690        877,158
                                                   ----------
                                                    1,204,383

CONSUMER DURABLES 0.2%
-----------------------------------------------------------------
Coachmen Industries, Inc.                3,700         43,697
Fleetwood Enterprises, Inc. *           14,800        182,780
                                                   ----------
                                                      226,477

DRUGS & PHARMACEUTICALS 4.9%
-----------------------------------------------------------------
Adolor Corp. *                          17,700        258,420
Alkermes, Inc. *                        26,051        498,095
Amylin Pharmaceuticals, Inc. *          34,400      1,373,248
Anadys Pharmaceuticals, Inc. *             340          2,992
Atherogenics, Inc. *                     9,500        190,095
Bioenvision, Inc. *                      3,700         24,161
CV Therapeutics, Inc. *                 19,700        487,181
Dendreon Corp. *                        10,800         58,536
DepoMed, Inc. *                         18,900        113,400
Discovery Laboratories, Inc. *          24,511        163,734
DOV Pharmaceutical, Inc. *              11,400        167,352
Dusa Pharmaceuticals Inc *               5,800         62,466
Epix Pharmaceuticals, Inc. *             5,704         23,044
GTx, Inc. *                              3,300         24,948
ImmunoGen, Inc. *                        9,354         47,986
Indevus Pharmaceuticals, Inc. *          5,800         31,262
Inspire Pharmaceuticals, Inc. *         13,800         70,104
Isis Pharmaceuticals, Inc. *             6,300         33,012
Martek Biosciences Corp. *              13,482        331,792
Medicines Co. *                         12,900        225,105
Medicis Pharmaceutical Corp., Class
  A                                      4,900        157,045
MGI Pharma, Inc. *                         154          2,643
Myriad Genetics, Inc. *                 13,100        272,480
Nektar Therapeutics *                    4,380         72,095
Neose Technologies, Inc. *               3,400          6,562
Neurogen Corp. *                        11,035         72,721
NitroMed, Inc. *                         2,800         39,060
NPS Pharmaceuticals, Inc. *             10,100        119,584
Orthologic Corp. *                       6,200         30,380
OXiGENE, Inc. *                            800          3,176

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Pain Therapeutics, Inc. *               12,000         81,120
Par Pharmaceutical Cos., Inc. *          6,300        197,442
Penwest Pharmaceuticals Co. *            9,335        182,219
Pharmacyclics, Inc. *                   10,400         36,920
Pharmion Corp. *                         7,100        126,167
POZEN, Inc. *                            2,800         26,852
Protein Design Labs, Inc. *             22,700        645,134
Salix Pharmaceuticals Ltd. *               378          6,645
Santarus, Inc. *                         2,600         14,248
SciClone Pharmaceuticals, Inc. *        19,273         44,713
Vertex Pharmaceuticals, Inc. *          21,900        605,973
ZymoGenetics, Inc. *                     5,300         90,153
                                                   ----------
                                                    7,020,265

ELECTRIC UTILITIES 1.1%
-----------------------------------------------------------------
Allete, Inc.                             9,440        415,360
Environmental Power Corp. *                400          2,800
OGE Energy Corp.                         4,000        107,160
Reliant Energy, Inc. *                 106,020      1,094,126
                                                   ----------
                                                    1,619,446

FINANCIAL INVESTMENTS 1.0%
-----------------------------------------------------------------
Acacia Research -- Acacia
  Technologies *                         4,200         28,980
Digital Theater Systems, Inc. *          4,300         63,640
Dolby Laboratories, Inc. *              13,100        223,355
InterDigital Communications Corp. *     11,900        218,008
Marlin Business Services, Inc. *         2,200         52,558
Marvel Entertainment, Inc. *            30,700        502,866
NES Rentals Holdings, Inc. *             3,670         47,710
United Rentals, Inc. *                  10,899        254,928
                                                   ----------
                                                    1,392,045

FOREST PRODUCTS & PAPER 2.5%
-----------------------------------------------------------------
Bowater, Inc.                            8,100        248,832
Caraustar Industries, Inc. *             8,622         74,925
Graphic Packaging Corp. *               38,900         88,692
Longview Fibre Co.                      17,040        354,602
Louisiana-Pacific Corp.                 16,910        464,518
Neenah Paper, Inc.                       6,900        193,200
Pope & Talbot, Inc.                      8,700         72,471
Smurfit-Stone Container Corp. *         98,475      1,395,391
Temple-Inland, Inc.                     12,910        579,014
Trex Co., Inc. *                         4,000        112,200
                                                   ----------
                                                    3,583,845

FURNITURE & HOUSEHOLD ITEMS 3.0%
-----------------------------------------------------------------
Alliance Gaming Corp. *                 21,800        283,836
Constar International, Inc. *            2,800          9,800
Fiberstars, Inc. *                       4,300         36,765
Jacuzzi Brands, Inc. *                   4,980         41,832
K2, Inc. *                               9,700         98,067
Kinetic Concepts, Inc. *                19,700        783,272
Mattel, Inc.                            44,980        711,583
Newell Rubbermaid, Inc.                 29,950        712,211
Pactiv Corp. *                          55,650      1,224,300
Rogers Corp. *                           6,800        266,424
Shuffle Master, Inc. *                   6,142        154,410
Virco Manufacturing Corp. *              3,300         18,150
                                                   ----------
                                                    4,340,650

See financial notes.

                               Laudus Variable Insurance Trust Annual Report  17

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
GAS & OTHER PUBLIC UTILITIES 1.6%
-----------------------------------------------------------------
Aqua America, Inc.                       9,733        265,720
El Paso Corp.                           89,900      1,093,184
Southern Union Co. *                     9,083        214,635
Stericycle, Inc. *                      11,500        677,120
                                                   ----------
                                                    2,250,659

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
-----------------------------------------------------------------
Allied Defense Group, Inc. *             2,800         63,756
Cubic Corp.                                600         12,267
FLIR Systems, Inc. *                    23,600        526,988
Sturm, Ruger & Co., Inc.                 5,300         37,153
                                                   ----------
                                                      640,164

HEALTH CARE & HOSPITAL 1.0%
-----------------------------------------------------------------
America Service Group, Inc. *            2,204         34,956
AMERIGROUP Corp. *                      11,850        230,601
Apria Healthcare Group, Inc. *          22,300        537,653
Array BioPharma, Inc. *                 16,000        112,160
Enzo Biochem, Inc. *                    13,500        167,670
LCA-Vision, Inc.                            71          3,373
Odyssey Healthcare, Inc. *              14,700        274,008
Tenet Healthcare Corp. *                10,900         83,494
VistaCare, Inc., Class A *               5,300         66,250
                                                   ----------
                                                    1,510,165

INFORMATION & SERVICES 3.1%
-----------------------------------------------------------------
Arbinet-thexchange, Inc. *               3,100         21,731
Clark, Inc.                              3,840         50,880
Corinthian Colleges, Inc. *             20,168        237,579
Cross Country Healthcare, Inc. *           100          1,778
deCODE genetics, Inc. *                 25,200        208,152
DeVry, Inc. *                           24,900        498,000
DiamondCluster International, Inc.,
  Class A *                             14,923        118,489
Exact Sciences Corp. *                     500          1,105
Exelixis, Inc. *                        28,300        266,586
Intersections, Inc. *                    1,800         16,812
iPayment Holdings, Inc. *                5,700        236,664
Iron Mountain, Inc. *                   24,880      1,050,433
Jupitermedia Corp. *                     9,700        143,366
Learning Tree International, Inc. *        700          8,981
Maxygen, Inc. *                         13,100         98,381
MTC Technologies, Inc. *                 2,000         54,760
NetRatings, Inc. *                       6,300         77,679
Nuvelo, Inc. *                          19,171        155,477
PDI, Inc. *                              6,300         85,050
PeopleSupport, Inc. *                    8,700         73,863
Regeneron Pharmaceuticals, Inc. *       15,672        249,968
Strayer Education, Inc.                  1,800        168,660
Syntroleum Corp. *                      15,900        143,577
Tetra Tech, Inc. *                      10,200        159,834
Total System Services, Inc.              2,200         43,538
Universal Technical Institute, Inc.
  *                                      3,100         95,914
Viad Corp.                               9,560        280,395
                                                   ----------
                                                    4,547,652

INSTRUMENTS 3.8%
-----------------------------------------------------------------
ADE Corp. *                              1,500         36,090
Adeza Biomedical Corp. *                   435          9,157
Align Technology, Inc. *                27,700        179,219

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Applera Corp.                           46,380      1,231,853
Beckman Coulter, Inc.                   20,000      1,138,000
Caliper Life Sciences, Inc. *            2,700         15,876
Cardiac Science Corp. *                  1,300         11,765
Catapult Communications Corp. *          1,777         26,282
Cepheid, Inc. *                         20,400        179,112
Conceptus, Inc. *                       12,100        152,702
Conor Medsystems, Inc. *                 4,400         85,140
CryoLife, Inc. *                         1,300          4,342
CyberOptics Corp. *                         63            849
Cytyc Corp. *                              500         14,115
Daxor Corp. *                              300          5,182
Dionex Corp. *                           8,778        430,824
Endologix, Inc. *                       16,302        112,484
Faro Technologies, Inc. *                4,284         85,680
FormFactor, Inc. *                         202          4,935
I-Flow Corp. *                           4,800         70,176
Illumina, Inc. *                         1,126         15,877
Intermagnetics General Corp. *             256          8,166
IntraLase Corp. *                        6,700        119,461
Laserscope *                             5,000        112,300
Luminex Corp. *                         12,200        141,764
Measurement Specialties, Inc. *          2,727         66,402
North American Scientific, Inc. *        2,200          4,730
OSI Systems, Inc. *                      5,600        102,984
RAE Systems, Inc. *                      3,900         13,689
Regeneration Technologies, Inc. *       11,410         81,582
SonoSite, Inc. *                         7,100        248,571
STAAR Surgical Co. *                     4,100         32,390
ThermoGenesis Corp. *                   11,800         56,994
TriPath Imaging, Inc. *                    100            604
Varian, Inc. *                             200          7,958
Waters Corp. *                          16,480        622,944
Wright Medical Group, Inc. *             4,600         93,840
                                                   ----------
                                                    5,524,039

INSURANCE 4.1%
-----------------------------------------------------------------
Aspen Insurance Holdings Ltd.           28,500        674,595
ChoicePoint, Inc. *                     29,500      1,313,045
Citizens, Inc. *                             1              4
Hilb, Rogal & Hobbs Co.                 12,400        477,524
IPC Holdings Ltd.                       14,337        392,547
Markel Corp. *                           1,300        412,165
Molina Healthcare, Inc. *                5,200        138,528
NDCHealth Corp. *                        1,620         31,153
PMA Capital Corp., Class A *            13,700        125,081
Transatlantic Holdings, Inc.             7,770        522,144
White Mountains Insurance Group
  Ltd.                                     900        502,695
Willis Group Holdings Ltd.              35,300      1,303,982
                                                   ----------
                                                    5,893,463

IT HARDWARE 4.2%
-----------------------------------------------------------------
Adaptec, Inc. *                            100            582
ADC Telecommunications, Inc. *          51,000      1,139,340
Altera Corp. *                           4,200         77,826
Atheros Communications *                 2,500         32,500
Avaya, Inc. *                           41,910        447,180
Avici Systems, Inc. *                    1,600          6,256
Axcelis Technologies, Inc. *            25,240        120,395
California Micro Devices Corp. *         9,400         61,194

                                                            See financial notes.

18  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Cherokee International Corp. *           1,800          8,298
Cirrus Logic, Inc. *                    19,875        132,765
Color Kinetics, Inc. *                   1,000         14,390
Daktronics, Inc.                         5,890        174,167
ESS Technology, Inc. *                   7,100         24,353
Integrated Silicon Solutions, Inc.
  *                                     10,500         67,620
Intervoice, Inc. *                      17,700        140,892
Kemet Corp. *                            3,100         21,917
Leadis Technology, Inc. *                8,300         42,745
LTX Corp. *                              1,700          7,650
Metalink Ltd. *                          3,100         15,190
Micrel, Inc. *                           1,200         13,920
Micro Linear Corp. *                     2,200          3,960
Microchip Technology, Inc.               4,648        149,433
Molex, Inc.                              2,200         57,090
PMC -- Sierra, Inc. *                   30,000        231,300
Power Integrations, Inc. *               7,685        182,980
Power-One, Inc. *                       14,700         88,494
QLogic Corp. *                           9,900        321,849
Radyne Corp. *                             700         10,199
Rambus, Inc. *                          18,027        291,857
Semtech Corp. *                          2,100         38,346
Sigmatel, Inc. *                        16,277        213,229
Silicon Laboratories, Inc. *            11,400        417,924
Stoneridge, Inc. *                       1,770         11,717
Synaptics, Inc. *                        9,700        239,784
Teradyne, Inc. *                        46,000        670,220
Tessera Technologies, Inc. *            19,729        509,995
Universal Display Corp. *                6,600         69,366
Vicor Corp.                              4,632         73,232
Vyyo, Inc. *                             4,300         20,769
                                                   ----------
                                                    6,150,924

LAND & WATER TRANSPORTATION 0.5%
-----------------------------------------------------------------
Heartland Express, Inc.                 18,600        377,394
Kansas City Southern Railway *              20            488
Quality Distribution, Inc. *             9,210         73,404
Sirva, Inc. *                           11,100         88,800
Teekay Shipping Corp.                    4,760        189,924
                                                   ----------
                                                      730,010

MAINFRAME & MINICOMPUTERS 0.4%
-----------------------------------------------------------------
Omnicell, Inc. *                         4,000         47,800
Palm, Inc. *                            15,100        480,180
                                                   ----------
                                                      527,980

METAL PRODUCTS & MACHINERY 3.9%
-----------------------------------------------------------------
Ball Corp.                              16,200        643,464
Bucyrus International, Inc., Class
  A                                      8,600        453,220
Donaldson Co., Inc.                     29,580        940,644
Energizer Holdings, Inc. *               7,800        388,362
Environmental Tectonics Corp. *          2,000         10,000
Fedders Corp.                            1,680          2,890
Federal Signal Corp.                    16,960        254,570
Global Power Equipment Group, Inc.
  *                                     16,600         75,032
Graco, Inc.                             24,980        911,270
GrafTech International Ltd. *           36,900        229,518
Lindsay Manufacturing Co.                3,540         67,878
Littelfuse, Inc. *                       8,218        223,940
NL Industries, Inc.                      1,870         26,348

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Plug Power, Inc. *                      25,000        128,250
Ultralife Batteries, Inc. *              7,000         84,000
Zebra Technologies Corp., Class A *     26,956      1,155,065
                                                   ----------
                                                    5,594,451

MISCELLANEOUS FINANCE 1.9%
-----------------------------------------------------------------
CKX, Inc. *                             11,100        144,300
Cohen & Steers, Inc.                       260          4,844
eSPEED, Inc., Class A *                  8,898         68,604
First Albany Cos., Inc.                  7,900         54,905
GAMCO Investors, Inc.                    1,700         74,001
International Securities Exchange,
  Inc. *                                 3,800        104,576
Janus Capital Group, Inc.               72,062      1,342,515
Jefferies Group, Inc.                      851         38,278
Knight Capital Group, Inc. *            21,843        216,027
Waddell & Reed Financial, Inc.,
  Class A                               33,900        710,883
Westwood Holdings Group, Inc.              200          3,644
                                                   ----------
                                                    2,762,577

OIL & COAL RESOURCES 0.5%
-----------------------------------------------------------------
FX Energy, Inc. *                        5,720         45,646
Houston Exploration Co. *               12,840        677,952
Infinity Energy Resources, Inc. *        5,500         38,280
                                                   ----------
                                                      761,878

OIL DISTRIBUTION 0.4%
-----------------------------------------------------------------
Cheniere Energy, Inc. *                 15,610        581,004

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.4%
-----------------------------------------------------------------
Avid Technology, Inc. *                 15,400        843,304
Diebold, Inc.                            4,680        177,840
Dot Hill Systems Corp. *                20,700        143,451
Echelon Corp. *                         13,988        109,526
FalconStor Software, Inc. *             12,700         94,041
Immersion Corp. *                       11,770         77,564
Interlink Electronics, Inc. *            6,900         24,771
Mobility Electronics, Inc. *               357          3,449
NCR Corp. *                             37,740      1,280,896
Network Appliance, Inc. *                6,764        182,628
SCM Microsystems, Inc. *                   637          2,178
Symbol Technologies, Inc.               37,250        477,545
X-Rite, Inc.                            10,610        106,100
                                                   ----------
                                                    3,523,293

PUBLISHING, BROADCASTING & CINEMA 3.4%
-----------------------------------------------------------------
Dex Media, Inc.                            100          2,709
Dow Jones & Co., Inc.                    1,900         67,431
DreamWorks Animation SKG, Inc. *        16,700        410,152
E.W. Scripps Co., Class A               17,900        859,558
Fisher Communications, Inc. *            1,300         53,859
Journal Communications, Inc., Class
  A                                        100          1,395
Journal Register Co.                    17,200        257,140
Knight-Ridder, Inc.                     10,000        633,000
New York Times Co., Class A             40,800      1,079,160
Nexstar Broadcasting Group, Inc.,
  Class A *                             13,020         65,230
Pixar, Inc. *                           17,900        943,688
R.H. Donnelley Corp. *                   5,435        334,905

See financial notes.

                               Laudus Variable Insurance Trust Annual Report  19

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS continued

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Saga Communications, Inc., Class A
  *                                        900          9,783
Sinclair Broadcast Group, Inc.,
  Class A                               12,100        111,320
Spanish Broadcasting System, Class
  A *                                    9,300         47,523
Young Broadcasting, Inc. *               3,800          9,880
                                                   ----------
                                                    4,886,733

REAL ESTATE DEVELOPMENT 0.7%
-----------------------------------------------------------------
Forest City Enterprises, Inc.,
  Class A                               24,760        939,147
Reading International, Inc., Class
  A *                                    2,900         22,591
Tejon Ranch Co. *                        1,400         55,888
                                                   ----------
                                                    1,017,626

REAL ESTATE INVESTMENT TRUSTS 9.7%
-----------------------------------------------------------------
Apartment Investment & Management
  Co., Class A                          31,600      1,196,692
Archstone-Smith Trust                    4,800        201,072
Arden Realty, Inc.                      25,600      1,147,648
Avalonbay Communities, Inc.                260         23,205
Boston Properties, Inc.                 18,300      1,356,579
BRE Properties, Inc.                    10,200        463,896
Centerpoint Properties Trust             8,050        398,314
Essex Property Trust, Inc.              10,000        922,000
Federal Realty Investment Trust         18,700      1,134,155
General Growth Properties, Inc.         22,100      1,038,479
Glimcher Realty Trust                   15,400        374,528
Health Care Property Investors,
  Inc.                                  22,600        577,656
Health Care Real Estate Investment
  Trust, Inc.                              950         32,205
Liberty Property Trust                   6,600        282,810
MeriStar Hospitality Corp. *               300          2,820
Mills Corp.                             24,300      1,019,142
Plum Creek Timber Co.                   38,600      1,391,530
Post Properties, Inc.                       70          2,796
Realty Income Corp.                      4,140         89,507
Tanger Factory Outlet Centers,
  Inc.                                  13,900        399,486
Town & Country Trust                     6,900        233,289
United Dominion Realty Trust, Inc.      51,700      1,211,848
Ventas, Inc.                             5,250        168,105
Washington Real Estate Investment
  Trust                                 10,396        315,519
                                                   ----------
                                                   13,983,281

RESTAURANTS, HOTELS & THEATERS 2.6%
-----------------------------------------------------------------
Applebee's International, Inc.           9,319        210,516
Bally Total Fitness Holding Corp. *     15,730         98,784
Blockbuster, Inc.                       26,600         99,750
Buca, Inc. *                             9,540         51,993
Century Casinos, Inc. *                  3,300         28,380
Cheesecake Factory, Inc. *              17,835        666,851
CKE Restaurants, Inc.                    7,960        107,540
Hilton Hotels Corp.                        150          3,616
Las Vegas Sands Corp. *                 20,300        801,241
Magna Entmt, Corp. *                     8,800         62,832
Multimedia Games, Inc. *                 5,600         51,800
Nevada Gold & Casinos, Inc. *            2,100         21,819
P.F. Chang's China Bistro, Inc. *          400         19,852
Ruby Tuesday, Inc.                      16,800        434,952

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Westwood One, Inc.                      21,875        356,563
Wynn Resorts Ltd. *                     14,900        817,265
                                                   ----------
                                                    3,833,754

RETAIL 5.2%
-----------------------------------------------------------------
99 Cents Only Stores *                  12,000        125,520
Bombay Company, Inc. *                   4,800         14,208
Carmax, Inc. *                          33,300        921,744
Casual Male Retail Group, Inc. *            43            264
CDW Corp.                                  300         17,271
Celebrate Express, Inc. *                3,977         53,690
Christopher & Banks Corp.                3,800         71,364
Design Within Reach, Inc. *              3,852         20,416
Dick's Sporting Goods, Inc. *           12,900        428,796
Family Dollar Stores, Inc.              16,900        418,951
Hot Topic, Inc. *                       12,682        180,719
Jo-Ann Stores, Inc. *                    7,490         88,382
Mothers Work, Inc. *                     2,800         35,784
New York & Co., Inc. *                   6,600        139,920
Pathmark Stores, Inc. *                     85            849
PETCO Animal Supplies, Inc. *            9,885        216,976
PETsMART, Inc.                          48,190      1,236,555
Pier 1 Imports, Inc.                    35,600        310,788
PriceSmart, Inc. *                      12,029        100,562
RadioShack Corp.                        22,200        466,866
Ross Stores, Inc.                       13,700        395,930
Saks, Inc. *                            52,120        878,743
Tiffany & Co.                           33,200      1,271,228
ValueVision Media, Inc., Class A *       4,994         62,924
West Marine, Inc. *                         29            405
                                                   ----------
                                                    7,458,855

SOAPS & COSMETICS 0.5%
-----------------------------------------------------------------
Clorox Co.                              13,880        789,633

SOFTWARE 6.3%
-----------------------------------------------------------------
Accelrys, Inc. *                           600          4,818
ActivCard Corp *                        10,354         36,136
Altiris, Inc. *                          8,400        141,876
BEA Systems Inc *                        8,300         78,020
CACI International, Inc., Class A *      4,400        252,472
Cogent, Inc. *                          11,200        254,016
Corillian Corp. *                        4,700         12,784
CoStar Group, Inc. *                     7,000        302,190
CSG Systems International, Inc. *          200          4,464
Digimarc Corp. *                         8,142         48,038
Digital River, Inc. *                   10,387        308,909
Epicor Software Corp. *                  7,371        104,152
eResearch Technology, Inc. *            22,900        345,790
First Consulting Group, Inc. *           3,390         19,899
Identix, Inc. *                         14,200         71,142
Kanbay International, Inc. *            11,400        181,146
Kronos, Inc. *                          13,840        579,342
Mercury Interactive Corp. *              7,920        220,097
MicroStrategy, Inc., Class A *           6,600        546,084
Mobius Management Systems, Inc. *           50            336
National Instruments Corp.              23,228        744,457
NAVTEQ Corp. *                          27,300      1,197,651
NetIQ Corp. *                            5,100         62,679
Novell, Inc. *                         143,420      1,266,399
Open Solutions, Inc. *                   9,400        215,448
OPNET Technologies, Inc. *                  60            552

                                                            See financial notes.

20  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)
Opsware, Inc. *                          6,480         43,999
PlanetOut, Inc. *                        1,300         11,297
Red Hat, Inc. *                         32,487        884,946
Renaissance Learning, Inc.               1,400         26,474
RightNow Technologies, Inc. *            5,700        105,222
SM&A *                                   5,500         45,265
Sohu.com, Inc. *                         6,700        122,878
Sonic Solutions *                           80          1,209
SupportSoft, Inc. *                      5,200         21,944
Take-Two Interactive Software, Inc.
  *                                     28,773        509,282
Unisys Corp. *                          44,700        260,601
Verint Systems, Inc. *                   2,600         89,622
                                                   ----------
                                                    9,121,636

TEXTILES & APPAREL 0.9%
-----------------------------------------------------------------
Ashworth, Inc. *                         7,211         60,932
Cintas Corp.                            16,200        667,116
Columbia Sportswear Co. *                6,600        315,018
Kellwood Co.                            11,500        274,620
                                                   ----------
                                                    1,317,686

                                      NUMBER OF      VALUE
SECURITY                               SHARES         ($)

WHOLESALE 3.1%
-----------------------------------------------------------------
Advanced Medical Optics, Inc. *         24,600      1,028,280
Cantel Medical Corp. *                   5,400         96,876
OfficeMax, Inc.                         25,030        634,760
Owens & Minor, Inc.                        200          5,506
Patterson Cos., Inc. *                  31,665      1,057,611
ScanSource, Inc. *                       4,800        262,464
Spectrum Brands, Inc. *                 15,210        308,915
Tech Data Corp. *                       25,600      1,015,808
United Natural Foods, Inc. *               900         23,760
                                                   ----------
                                                    4,433,980
-----------------------------------------------------------------
END OF SHORT SALE POSITIONS.

See financial notes.

                               Laudus Variable Insurance Trust Annual Report  21

Financial Statements

Statement of Assets and Liabilities as of 12/31/05

                                            LAUDUS ROSENBERG
                                                VIT VALUE
                                            LONG/SHORT EQUITY
                                                  FUND
                                            -----------------
ASSETS:
Investments, at cost....................      $124,946,052
                                              ============
Investments, at value...................      $131,436,621
Repurchase agreements, at amortized
  cost..................................        11,291,405
                                              ------------
    Total Investments...................       142,728,026
                                              ------------
Deposits with broker and custodian bank
  for securities sold short.............       132,661,751
Dividends and interest receivable.......           412,047
Receivable for investments sold.........         1,422,467
Receivable from Manager.................            22,881
Receivable for fund shares sold.........         1,252,265
Receivable for securities sold short....         1,137,292
                                              ------------
    Total Assets........................       279,636,729
                                              ------------
LIABILITIES:
Securities sold short, proceeds.........      $130,148,416
                                              ============
Securities sold short...................      $131,911,780
Payable for investments purchased.......         1,425,018
Payable to cover securities sold
  short.................................         1,019,673
Payable for fund shares repurchased.....            46,984
Accrued expenses and other liabilities:
  Manager fees..........................           179,890
  Dividend payable on security sold
    short...............................           127,508
  Distribution and Shareholder Servicing
    fees................................            86,731
  Trustee retirement plan...............             1,151
  Other accrued expenses................           108,430
                                              ------------
    Total Liabilities...................       134,907,165
                                              ------------
NET ASSETS..............................      $144,729,564
                                              ============
NET ASSETS CONSIST OF:
Capital.................................      $138,404,968
Undistributed net investment income.....         1,074,766
Accumulated net realized loss on
  investments...........................       (10,768,780)
Net unrealized appreciation on
  investments...........................        16,018,610
                                              ------------
NET ASSETS..............................      $144,729,564
                                              ============
Shares Outstanding......................        13,473,556
Net Asset Value, Offering Price and
  Redemption Price per Share............      $      10.74
                                              ============

                         See the accompanying notes to the financial statements.

22  Laudus Variable Insurance Trust Annual Report

Financial Statements

Statement of Operations for the year ended 12/31/05

                                            LAUDUS ROSENBERG
                                                VIT VALUE
                                            LONG/SHORT EQUITY
                                                  FUND
                                            -----------------
INVESTMENT INCOME:
  Dividends.............................      $  1,215,330
  Interest..............................         3,229,194
                                              ------------
    Total Investment Income.............         4,444,524
                                              ------------
EXPENSES:
  Manager fees..........................         1,574,560
  Administration fees...................            47,188
  Distribution and Shareholder Services
    fees................................           262,426
  Custodian fees........................            42,617
  Shareholder report fees...............            32,054
  Fund accounting fees..................            65,676
  Transfer agent fees...................            15,073
  Independent Trustees' fees............             3,105
  Trustee retirement plan...............             1,151
  Professional fees.....................            68,297
  Dividend expense for securities sold
    short...............................         1,280,801
  Other expenses........................               162
                                              ------------
    Total expenses before waivers.......         3,393,110
    Less expenses waived by the
      Manager...........................           (23,352)
                                              ------------
    Net Expenses........................         3,369,758
                                              ------------
  NET INVESTMENT INCOME.................         1,074,766
                                              ------------
REALIZED AND UNREALIZED GAINS/(LOSSES)
  ON INVESTMENTS
    Net realized gains on securities....         6,008,527
    Net realized loss on securities sold
      short.............................       (12,828,717)
    Change in net unrealized
      appreciation on investments.......        11,175,051
                                              ------------
  NET REALIZED AND UNREALIZED
    GAINS/(LOSSES) ON INVESTMENTS.......         4,354,861
                                              ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS............................      $  5,429,627
                                              ============

See the accompanying notes to the financial statements.

                               Laudus Variable Insurance Trust Annual Report  23

Financial Statements

Statements of Changes in Net Assets

                                                     LAUDUS ROSENBERG
                                                        VIT VALUE
                                                  LONG/SHORT EQUITY FUND
                                          --------------------------------------
                                             YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 2005    DECEMBER 31, 2004
                                          -----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..........    $  1,074,766         $   (237,210)
  Net realized losses from
    investments.........................      (6,820,190)          (2,850,903)
  Change in unrealized appreciation from
    investments.........................      11,175,051            4,028,240
                                            ------------         ------------
    Change in net assets resulting from
      operations........................       5,429,627              940,127
                                            ------------         ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     151,719,378           69,840,991
  Value of shares redeemed..............     (65,464,794)         (27,244,136)
                                            ------------         ------------
    Change in net assets resulting from
      capital transactions..............      86,254,584           42,596,855
                                            ------------         ------------
Change in net assets....................      91,684,211           43,536,982
                                            ------------         ------------
NET ASSETS:
  Beginning of year.....................      53,045,353            9,508,371
                                            ------------         ------------
  End of year...........................    $144,729,564         $ 53,045,353
                                            ============         ============
SHARE TRANSACTIONS:
Class 2:
  Shares sold...........................      14,345,988            7,094,233
  Shares redeemed.......................      (6,181,906)          (2,771,248)
                                            ------------         ------------
Change in Shares........................       8,164,082            4,322,985
                                            ============         ============

                         See the accompanying notes to the financial statements.

24  Laudus Variable Insurance Trust Annual Report

Financial Statements

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                            FOR THE YEAR        FOR THE YEAR        FOR THE PERIOD
                                                ENDED               ENDED          MAY 1, 2003(1) TO
                                          DECEMBER 31, 2005   DECEMBER 31, 2004    DECEMBER 31, 2003
                                          -----------------   -----------------   -------------------
CLASS 2
VIT VALUE LONG/SHORT EQUITY FUND
Net asset value, beginning of period....      $   9.99             $  9.64              $ 10.00
Investment activities:
  Net investment income/(loss)..........          0.08               (0.04)               (0.05)(2)
  Net realized and unrealized
    gains/(losses) on investments.......          0.67                0.39                (0.31)
                                              --------             -------              -------
  Total from investment activities......          0.75                0.35                (0.36)
                                              --------             -------              -------
Net asset value, end of period..........      $  10.74             $  9.99              $  9.64
                                              ========             =======              =======
Total return............................          7.51%               3.63%               (3.60)%(3)
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets at end of period (000's).....      $144,730             $53,045              $ 9,508
Net investment income/(loss) net of
  waivers(4)............................          1.02%              (0.77)%              (0.90)%(5)
Expenses before waivers(4)..............          3.23%               4.10%                7.55%(5)
Expenses net of waivers(4)..............          3.21%               3.14%                2.98%(5)
Expenses (excluding dividend expense)
  net of waivers........................          1.99%               1.99%                2.00%(5)
Portfolio turnover rate.................        122.98%              89.39%              130.89%

---------------

(1) Commencement of operations.

(2) Calculated based on the average shares outstanding during the period.

(3) Not annualized for periods less than one year.

(4) Includes dividend expense.

(5) Annualized for periods less than one year.

See the accompanying notes to the financial statements.

                               Laudus Variable Insurance Trust Annual Report  25

Financial Statements

Notes to Financial Statements as of December 31, 2005

1. ORGANIZATION.

Laudus Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio:
Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). Class 1 Shares are not offered. The Fund currently offers only Class 2 Shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the New York Stock Exchange that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Changes in holding of portfolio securities are reflected no later than on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date. Interest income is recorded as earned and includes premium amortization and discount accretion.

REAL ESTATE INVESTMENT TRUSTS

The Fund may own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund buys a security from another party (usually a financial institution) with the agreement that the security will be sold back in the future. The date, price and other conditions are all specified when the agreement is created. The Fund has one repurchase agreement. It is currently fully collateralized by a U.S. Treasury Note. All collateral is held by the Fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

SHORT SALES

The Fund is authorized to engage in short sales. Short sales are transactions in which the Fund sells a security it

26  Laudus Variable Insurance Trust Annual Report

Financial Statements -- Notes to Financial Statements continued

does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed the market value of securities sold short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account at the Custodian with cash, U.S. Government Securities and/or securities held long to sufficiently cover its short positions on a daily basis. The collateral for the securities sold short includes the Deposits with Broker and Custodian bank as shown in the Statement of Assets and Liabilities and the securities held long as shown in the Statement of Portfolio Investments. Interest accrued or dividends paid on Securities Sold Short are recorded as an expense on the Fund's records.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are made annually on a tax basis, which may differ from distribution amounts determined under accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for REITs and wash sales for book and tax purposes.
RETIREMENT PLAN

A retirement plan has been adopted for all of the Independent Trustees of the Trust and Laudus Trust. Upon retirement or termination from the Trust, a Trustee who has served for at least five years will be paid a lump sum benefit equal to $10,000 multiplied by the number of years of service.

The Fund accrues for its pro-rata share of the retirement benefit based on the relative assets of the Trust and Laudus Trust. The amount accrued remains as a liability of the Trust, and is treated as if invested in the Trust and the Laudus Trust. These amounts represent general, unsecured liabilities of the Fund and may vary according to the unweighted average of the 12 month performance of the class of shares with the lowest net operating expenses of each Fund of the Laudus Trust and the Trust.

FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS.

The Trust's Board of Trustees oversees the general activities of the Trust and the Fund.

Charles Schwab Investment Management, Inc. ("CSIM" or the "Manager") is the investment manager of the Fund and manages the Fund's business, subject to the supervision of the Board of Trustees. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), the Fund's sub-adviser, provides day-to-day portfolio management services to the Fund, subject to the supervision of CSIM.

The Fund pays CSIM an advisory fee for these services on a monthly basis. CSIM pays a portion of the advisory fee it receives to AXA Rosenberg in return for its services.

The table below sets forth the advisory fee payable to CSIM by the Fund.

                                            AGREEMENT RATE
                                            --------------
Laudus Rosenberg VIT Value Long/Short          1.50%
  Equity Fund............................

CSIM has contractually agreed to reduce its management fee and bear certain expenses, excluding nonrecurring account fees, extraordinary expenses, dividends on securities sold short and distribution and shareholder service fees, through December 31, 2007.

Laudus Rosenberg VIT Value Long/Short          1.99%*
  Equity Fund................................

---------------

* Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses, excluding dividend expense.

                               Laudus Variable Insurance Trust Annual Report  27

Financial Statements -- Notes to Financial Statements continued

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the extent that the repayment will not cause the Fund's net expenses to exceed the current limit as stated in CSIM's contractual undertaking during the respective year.

As of December 31, 2005, the balance of recoupable expense is as follows:

                                   EXPIRES     EXPIRES
                                  12/31/07    12/31/08
                                  ---------   ---------
Laudus Rosenberg VIT Value        $271,084     $23,352
  Long/Short Equity Fund........

Effective October 1, 2005, State Street Bank & Trust Company serves as the Trust's administrator and assisted the Trust in all aspects of its administration and operation. Prior to October 1, 2005, BISYS Fund Services Ohio, Inc. ("BISYS") performed these services.

Effective October 1, 2005, State Street Bank & Trust Company also serves as the Trust's fund accountant. Prior to October 1, 2005, BISYS performed these services.

Effective October 10, 2005, Boston Financial Data Services, Inc. performs the transfer agent services. Prior to October 10, 2005, BISYS performed these services.

The Trust has a Distribution and Shareholder Service Plan with respect to its Class 2 Shares pursuant to Rule 12b-1 under the 1940 Act. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust's Distributor. Effective October 1, 2005 ALPS Distributors, Inc. serves as the Distributor. Prior to October 1, 2005, Laudus Distributor, Inc. served as the Distributor. Under the Distribution and Shareholder Service Plan, the Fund pays distribution and shareholder servicing fees in connection with the sale and servicing of the Class 2 shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the average daily net assets of the Class 2 Shares.

4. SECURITY PURCHASES AND SALES.

For the year ended December 31, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                              PURCHASES        SALES
                             ------------   ------------
Laudus Rosenberg VIT Value   $186,978,800   $117,337,944
  Long/Short Equity Fund...

28  Laudus Variable Insurance Trust Annual Report

Financial Statements -- Notes to Financial Statements continued

5. FEDERAL INCOME TAXES.

As of the tax year end of December 31, 2005, the following is the net capital loss carryforward, which is available to offset future realized gains.

                                                                           EXPIRES
                                                              ----------------------------------
                                                                2011        2012         2013        TOTAL
                                                              --------   ----------   ----------   ----------
Laudus Rosenberg VIT Value                                    $617,013   $2,527,100   $3,508,597   $6,652,710
  Long/Short Equity Fund....................................

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period ended December 31, 2005, the Fund deferred to January 1, 2006 post October capital losses of:

                                                               CAPITAL LOSS
                                                               ------------
Laudus Rosenberg VIT Value                                      $3,989,881
  Long/Short Equity Fund....................................

As of December 31, 2005, the components of distributable earnings/accumulated losses on a tax basis were as follows:

                             UNDISTRIBUTED   ACCUMULATED                       TOTAL
                               ORDINARY      CAPITAL AND     UNREALIZED    DISTRIBUTABLE
                                INCOME       OTHER LOSSES   APPRECIATION     EARNINGS
                             -------------   ------------   ------------   -------------
Laudus Rosenberg VIT Value    $1,074,766     $(10,642,591)  $15,892,421      $6,324,596
  Long/Short Equity Fund...

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to tax deferral of losses on wash sales.

                               Laudus Variable Insurance Trust Annual Report  29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Laudus Variable Insurance Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of portfolio investments and the statement of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2006

30  Laudus Variable Insurance Trust Annual Report

Approvals of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreements must be specifically approved (1) by the vote of the Trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's Trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Laudus Variable Insurance Trust (the "Trust") and CSIM, and the sub-advisory agreement among the Trust, CSIM and AXA Rosenberg Investment Management LLC relating to the following fund: Laudus Rosenberg VIT Value Long/Short Equity Fund (such investment advisory and sub-advisory agreement, collectively, the "Agreements"). The Trustees also reviewed certain other agreements pursuant to which CSIM provides investment advisory services and AXA Rosenberg provides sub-advisory services to the Laudus Trust. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and AXA Rosenberg, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and AXA Rosenberg, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees' legal counsel sent an information request letter to CSIM and CSIM sent an information request letter to AXA Rosenberg seeking certain relevant information. The responses by CSIM and AXA Rosenberg were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

The Trustees received, among other materials and information:

- descriptions of any significant changes (actual or anticipated) to principal activities, personnel and services provided to the Fund;

- a copy of CSIM's and AXA Rosenberg's most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

- summaries of any material past, pending or anticipated litigation or regulatory proceedings involving CSIM or AXA Rosenberg or their personnel, including the results of any recent regulatory examination or independent audit;

- descriptions of CSIM's and AXA Rosenberg's experience providing portfolio management services, including the services provided to other clients, including other registered investment companies;

- descriptions of the personnel who are assigned primary responsibility for managing the Fund;

                               Laudus Variable Insurance Trust Annual Report  31

- descriptions of the basis upon which portfolio managers are compensated;

- discussions regarding CSIM's and AXA Rosenberg's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including each firm's methodology for obtaining the best execution and the use of any affiliated broker-dealers;

- descriptions of any actual or potential conflicts of interest anticipated in managing fund assets;

- discussions of CSIM's and AXA Rosenberg's compliance programs with regard to federal regulations and fund requirements;

- information regarding CSIM's and AXA Rosenberg's codes of ethics and insider trading policies, including a description of any material changes thereto;

- descriptions of CSIM's and AXA Rosenberg's affiliation with any broker-dealer;

- discussions of any anticipated change in CSIM's and AXA Rosenberg's controlling persons; and

- verification of CSIM's and AXA Rosenberg's insurance coverage with regards to the services provided to the Fund.

At the September 19, 2005 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreements for an additional one year period. In making such approvals, the Trustees considered the best interests of the Fund. The Board's approval of the Agreements was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at that meeting and at prior meetings, including:

(1) the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and AXA Rosenberg, dedicated to the Fund;

(2) the Fund's investment performance and how it compared to that of certain other comparable mutual funds;

(3) the Fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

(4) the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of AXA Rosenberg; and

(5) the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM's personnel, experience, performance history of various products, and compliance program. The Trustees also considered Schwab's excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition, and how this affects the success of the Fund. The Board also considered the nature, extent and quality of the sub-advisory services provided by AXA Rosenberg to the fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and AXA Rosenberg to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreements.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered the Fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, the Sub-Adviser's absolute performance was consistent with expectations for its unique quantitative investment methodology. Following such evaluation, the Board

32 Laudus Variable Insurance Trust Annual Report concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements.

Fund Expenses. With respect to the Funds' expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM's voluntary waiver of management fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and AXA Rosenberg to other similarly managed mutual funds, pooled vehicles and other types of accounts, such as separate accounts and wrap accounts. However, the Trustees accorded less weight to the comparisons to other types of pooled vehicles or accounts due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to such other types of pooled vehicles or accounts, and the unique insurance-dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM and AXA Rosenberg. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM and AXA Rosenberg from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM or AXA Rosenberg obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and AXA Rosenberg, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund. The Board also considered the profitability of AXA Rosenberg with respect to the sub-advisory services it provides to the Fund, although it also considered that AXA Rosenberg is compensated by CSIM, and not by the Fund directly, and such compensation reflects arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and AXA Rosenberg is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

                               Laudus Variable Insurance Trust Annual Report  33

Trustees and Officers

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
Name, Address(1) and                                                                    Number of
Year of Birth                                                                         Portfolios in
(Term of Office(2) and                  Principal Occupation(s) and                   Fund Complex
Length of Time Served)              Other Directorships and Affiliations               Overseen(3)
---------------------------------------------------------------------------------------------------

Mariann Byerwalter      Chairman of JDN Corporate Advisory LLC. From 1996 to 2001,    67(3)
1960                    Vice President for Business Affairs and Chief Financial
(since 1/04)            Officer of Stanford University, and in 2001, Special Advisor
                        to the President of Stanford University.
                        Ms. Byerwalter is on the Boards of Stanford University,
                        America First Companies, (venture capital/fund management),
                        Redwood Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International (research), PMI Group Inc.
                        (mortgage insurance), Lucile Packard Children's Hospital,
                        and Pacific Life Insurance Company (insurance). Ms.
                        Byerwalter is also a Trustee of The Charles Schwab Family of
                        Funds, Schwab Investments, Schwab Capital Trust, and Schwab
                        Annuity Portfolios, all of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund
                        complex.
---------------------------------------------------------------------------------------------------

William A. Hasler       Dean Emeritus, Haas School of Business, University of         67(3)
1941                    California, Berkeley.
(since 1/04)            Until February 2004, Co-Chief Executive Officer, Aphton
                        Corporation (bio- pharmaceuticals). Prior to August 1998,
                        Dean of the Haas School of Business, University of
                        California, Berkeley (higher education).
                        Mr. Hasler is on the Boards of Aphton Corporation
                        (bio-pharmaceuticals), Mission West Properties (commercial real estate), Stratex Networks (network equipment), TOUSA
                        (home building), Genitope Corp. (bio-pharmaceuticals),
                        Non-Executive Chairman, Solectron Corporation
                        (manufacturing); Trustee of The Charles Schwab Family of
                        Funds, Schwab Investments, Schwab Capital Trust, and Schwab
                        Annuity Portfolios, all of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund
                        complex.
---------------------------------------------------------------------------------------------------
Nils H. Hakansson       Sylvan C. Coleman Professor of Finance and Accounting         11(4)
1937                    Emeritus, Haas School of Business, University of California,
(since 3/90)            Berkeley, since 2003. Mr. Hakansson was also a Professor of
                        Finance and Accounting, Haas School of Business, University
                        of California, Berkeley, from July 1969 to January 2003.

Jeff Lyons, previously an Interested Trustee, resigned effective December 14, 2005.

(1) The mailing address of each of the Trustees is 101 Montgomery Street, San Francisco, CA 94104.

(2) There is no stated term of office for the Trustees of the Trusts.

(3) This includes 56 Schwab Funds, 10 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust, all of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

(4) This includes 10 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

The Statement of Additional Information includes additional information about Trustees and Officers and is available, without charge, upon written request, or by calling toll-free 1.866.452.8387.

34  Laudus Variable Insurance Trust Annual Report

Trustees and Officers continued

OFFICERS OF TRUSTS

-----------------------------------------------------------------------------------------------------------------------
Name, Address(1) and
Year of Birth
(Term of Office(2) and
Length of Time Served)        Position with the Trust  Principal Occupation(s) and Other Directorships and Affiliations
-----------------------------------------------------------------------------------------------------------------------
Jana Thompson, 1959           President and Chief      Senior Vice President, Charles Schwab & Co., Inc. and Charles
(1/04-present)                Executive Officer        Schwab Investment Management, Inc. Until February 2004, Vice
                                                       President, Charles Schwab & Co., Inc.
-----------------------------------------------------------------------------------------------------------------------
Daniel Kern, 1961             Chief Financial Officer  Vice President, Investment Operations, Charles Schwab Investment
(3/05-present)                and Treasurer            Management, Inc.; Assistant Treasurer, Schwab Funds. Until
                              (effective 10/1/05)      September 2005, Assistant Treasurer, Laudus Trust and Laudus
                                                       Variable Insurance Trust. Until December 2004, Vice President,
                                                       Internal Audit, Charles Schwab Corporation. Prior to January
                                                       2003, Managing Director and Principal, Montgomery Asset
                                                       Management.
-----------------------------------------------------------------------------------------------------------------------
Jeffrey Mortimer, 1963        Vice President and       Senior Vice President and Chief Investment Officer - Equities,
(6/04-present)                Chief Investment         Charles Schwab Investment Management, Inc. and Schwab Funds.
                              Officer                  Prior to 2004, Vice President and Sr. Portfolio Manager, Charles
                                                       Schwab Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
Alison Baur, 1964             Chief Legal Officer      Vice President and Associate General Counsel, Charles Schwab &
(1/04-present)                                         Co., Inc. Until 2003, Senior Corporate Counsel, Charles Schwab &
                                                       Co., Inc. From 2001-2004, Chief Legal Officer & Secretary,
                                                       Excelsior Funds; Chief Legal Officer, Excelsior Directional
                                                       Hedge Fund and Excelsior Private Equity Funds.
-----------------------------------------------------------------------------------------------------------------------
Randall Fillmore, 1960        Chief Compliance         Senior Vice President, Institutional Compliance and Chief
(9/04-present)                Officer                  Compliance Officer, Charles Schwab Investment Management, Inc.;
                                                       Chief Compliance Officer, Schwab Funds. From 2002 to 2003, Vice
                                                       President, Charles Schwab & Co., Inc., and Charles Schwab
                                                       Investment Management, Inc. From 2000-2002, Vice President of
                                                       Internal Audit, Charles Schwab & Co., Inc.
-----------------------------------------------------------------------------------------------------------------------
Evelyn Dilsaver, 1955         Vice President           Director, Executive Vice President and President, Charles Schwab
(9/05-present)                                         Investment Management, Inc.; President and Chief Executive
                                                       Officer, Schwab Funds. From June 2003-July 2004, Senior Vice
                                                       President, Asset Management Products and Services, Charles
                                                       Schwab & Co., Inc. Prior to June 2003, Executive Vice President,
                                                       Chief Financial Officer, and Chief Administrative Officer, U.S.
                                                       Trust, a subsidiary of The Charles Schwab Corporation.
-----------------------------------------------------------------------------------------------------------------------
Bill Thomas, 1962             Vice President           Senior Vice President, Asset Management Strategic Alliances,
(6/04-present)                                         Charles Schwab & Co., Inc. Until 2000, Managing Director,
                                                       Scudder Kemper Investments.
-----------------------------------------------------------------------------------------------------------------------
Michael Haydel, 1972          Vice President           Vice President, Asset Management Client Services, Charles Schwab
(6/05-present)                                         & Co., Inc. Until March 2004, Director, Charles Schwab & Co.,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------
Alice Schulman, 1950          Clerk                    Vice President & Assistant Secretary, Charles Schwab Investment
(1/04-present)                                         Management, Inc.; Assistant Secretary, Schwab Funds and The
                                                       Charles Schwab Bank, N.A. Until 2003, Director -- Project
                                                       Management, Charles Schwab Investment Management, Inc.

Troy Sheets, previously Chief Financial Officer, resigned effective September 30, 2005.

(1) The mailing address of each of the officers is 101 Montgomery Street, San Francisco, CA 94104.

(2) There is no stated term of office for the officers of the Trusts.

The Statement of Additional Information includes additional information about Trustees and Officers and is available, without charge, upon written request, or by calling toll-free 1.866.452.8387.

                               Laudus Variable Insurance Trust Annual Report  35

Definitions, Terms and Other Information

90 DAY T-BILL is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

ALPHA is a measure of a fund's risk-adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund's manager. It is calculated by measuring the difference between a fund's actual returns and its expected performance given its level of market risk as measured by beta.

BETA is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

DIVIDEND YIELD RISK measures the trailing 12 month dividend divided by current market price of the primary security of each company and is expressed in number of standard deviations from market mean. A higher reading on Yield in general means higher annual dividend yield based on current price relative to market.

GDP, OR GROSS DOMESTIC PRODUCT, is the market value of the goods and services produced by labor and property in the United States.

THE STANDARD & POOR'S 500(R) (S&P 500) INDEX is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

THE RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower valuation ratios such as price-to-book and price-to-earnings ratios.

THE RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

PRICE TO EARNINGS RATIO is the price of a stock divided by its historical earnings per share.

PRICE TO BOOK RATIO compares the stock's market value to the value of the total assets less the total liabilities.

PRICE TO CASH FLOW RATIO is the price of a stock dividend by its reported cash flow per share.

RELATIVE STRENGTH is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

RETURN ON EQUITY represents the amount earned on a company's common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

TRADING ACTIVITY is one of several risk factors commonly used to attribute a portfolio's return relative to its benchmark. Specifically, trading activity measures a stock's trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, the Securities and Exchange Commission's website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund's most recent Form N-Q is also available at www.laudus.com.

36  Laudus Variable Insurance Trust Annual Report

                                                             (LAUDUS FUNDS LOGO)

                                                         COMMAND PERFORMANCE(TM)

MANAGER
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, California 94104

SHAREHOLDER SERVICES
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors

www.laudus.com

This report is for the information of the shareholders of the Laudus Rosenberg VIT Value Long/Short Equity Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of concurrent or prior delivery of the current prospectus.

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

            (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

            (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

            (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph
(a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS NILS H. HAKANSSON, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.


ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

           Audit Fees

           2005: $27,586                  2004: $26,525

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

           Audit-Related Fees

           For services rendered to Registrant:

           2005: $0            2004: $0

           Nature of these services:  tax provision review.

      In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

           Tax Fees

           For services rendered to Registrant:

           2005: $2,675                   2004: $3,675

           Nature of these services:  preparation and review of tax returns.

      In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

           All Other Fees

           For services rendered to Registrant:

           2005: $1,538                   2004: $0

      Nature of these services: non-audit services related to the requirements of Section 15(c) of the Investment Company Act of 1940, such as evaluation of the Profitability Analysis System.

      In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

       2005: $136,390          2004: $142,802

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

       2005: $4,029,138                   2004: (not reported)

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, Daniel Kern, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and
(iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3)  Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) The Laudus Variable Insurance Trust

By: /s/ Evelyn Dilsaver
    -------------------------------------------
      Evelyn Dilsaver
      Acting President and Acting Chief Executive Officer

Date: February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Evelyn Dilsaver
    -------------------------------------------
       Evelyn Dilsaver
       Acting President and Acting Chief Executive Officer

Date:  February 17, 2006

By:  /s/ Daniel Kern
    -------------------------------------------
       Daniel Kern
       Principal Financial Officer

Date:  February 17, 2006